UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2023

Date of reporting period: November 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2022

COMMUNITY CAPITAL TRUST

November 30, 2022

CCM ALTERNATIVE INCOME FUND (THE “FUND”)

1	CCM Alternative Income Fund

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Liquidity Risk Management Program	32

2	CCM Alternative Income Fund

Fund Profile (Unaudited) November 30, 2022

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	7.40%
Washoe County, 02/01/2040	3.70%
USDA Loan, 12/01/2047	3.55%
NextEra Energy Partners	3.30%
USDA Loan, 06/25/2038	3.24%
Miami-Dade County, 04/01/2040	2.63%
Unilever	2.55%
Restaurant Brands International	2.40%
WP Carey	2.40%
Mondelez International, Cl A	2.24%
33.41%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	4.06%
Closed-End Fund	1.48%
Communication Services	3.92%
Consumer Discretionary	6.87%
Consumer Staples	6.40%
Energy	1.80%
Exchange - Traded Funds	3.48%
FGLMC Single Family	0.00%
FHA Project Loans	8.27%
Financials	22.43%
GNMA Multifamily	1.71%
Health Care	2.12%
Industrials	1.19%
Information Technology	2.06%
Money Market Fund	6.72%
Municipal Bonds	18.33%
Real Estate	7.52%
Small Business Administration	0.04%
USDA Loan	6.79%
Utilities	10.72%
Liabilities in Excess of Other Assets	(15.91)%
100.00%

**	Excludes derivatives held in the Fund.

(Unaudited)	3

Expenses November 30, 2022

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six-month period ended November 30, 2022.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period* June 1, 2022 Through November 30, 2022
Actual	Institutional Shares	$1,000.00	$977.90	$8.73
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,017.90	$8.90

*	Expenses are equal to the annualized expense ratio of 1.76%, including prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -2.21% for the period June 1, 2022 to November 30, 2022.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2022

	Shares	Value
COMMON STOCK - 42.92%
Communication Services - 3.92%
AT&T (a)	23,425	$451,634
Omnicom Group	2,900	231,304
Verizon Communications (a)	5,300	206,594
		889,532
Consumer Discretionary - 2.40%
Restaurant Brands International (a)	8,200	544,070

Consumer Staples - 6.40%
Coca-Cola Femsa	5,350	365,458
Mondelez International, Cl A	7,500	507,075
Unilever	11,500	579,370
		1,451,903
Energy - 1.80%
Enviva	7,200	408,600

Financials - 7.43%
Fidelity National Financial	8,200	330,952
Financial Institutions	12,000	303,840
Manulife Financial Corp.	18,500	333,555
Principal Financial Group (a)	3,000	269,040
Toronto-Dominion Bank	6,700	447,158
		1,684,545
Health Care - 2.12%
Bristol-Myers Squibb (a)	6,000	481,680

Industrials - 1.19%
Parker-Hannifin Corp.	900	269,046

Information Technology - 2.06%
Broadcom	850	468,376

Real Estate - 7.52%
Alexandria Real Estate Equities (b)	2,450	381,244
Highwoods Properties (a)(b)	11,400	339,720
Realty Income (b)	7,000	441,490
WP Carey (b)	6,900	543,720
		1,706,174
Utilities - 8.08%
Clearway Energy, Cl A	14,000	460,880
CMS Energy Corp.	7,000	427,490
Dominion Energy	3,200	195,552
NextEra Energy Partners	9,300	748,557
		1,832,479
TOTAL COMMON STOCK
(Cost $9,412,059)		9,736,405

	Principal Amount
MUNICIPAL BONDS - 18.33%
California - 2.34%
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	$235,000	248,607

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
MUNICIPAL BONDS — continued
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	$250,000	$282,142
		530,749

Florida - 2.63%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040	500,000	595,277

Georgia - 1.76%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	399,906

Illinois - 2.01%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	456,860

Maryland - 2.76%
Baltimore, TA
5.375%, 09/01/2025	150,000	146,432
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030	500,000	478,147
		624,579

Nevada - 3.70%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	839,815

New Jersey - 2.22%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	504,003

Washington - 0.91%
King County Housing Authority, RB
Callable 01/20/2023 @ 100
6.375%, 12/31/2046	205,000	207,075

TOTAL MUNICIPAL BONDS
(Cost $4,253,482)		4,158,264

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.81%
FGLMC Single Family - 0.00%
Pool FHR 2106, IO, 4.18%, 12/15/2028 (c)	15,762	895

FHA Project Loans - 8.27%
Pool Robin Ridge, 5.75%, 01/01/2035 (d)	88,975	87,916
Pool 023-98146, 6.51%, 07/01/2047 (d)	1,725,333	1,678,994
Pool A35272, 6.95%, 11/01/2025 (d)	111,862	110,736
		1,877,646

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
GNMA Multifamily - 1.71%
Pool 2010-68, IO, 2.64%, 06/20/2040 (c)	$228,568	$26,298
Pool 699710, 5.43%, 07/15/2044	362,199	361,457
		387,755

Small Business Administration - 0.04%
Pool 2008-20C, 5.49%, 03/01/2028	8,859	8,735

USDA Loan - 6.79%
Pool Ryze, 5.25%, 06/25/2038 (d)	734,580	734,580
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	759,337	805,049
		1,539,629
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,124,627)		3,814,660

CORPORATE BONDS - 11.45%
Consumer Discretionary - 4.47%
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	250,000	217,459
Ford Motor
6.10%, 08/19/2032	250,000	239,906
General Motors
5.60%, 10/15/2032	250,000	240,278
Howard University
5.21%, 10/01/2052	150,000	116,689
Salvation Army
5.68%, 09/01/2031	100,000	101,640
YMCA of Greater New York
4.27%, 08/01/2024	100,000	97,987
		1,013,959
Financials - 6.98%
Bank of America Corp.
0.98%, U.S. SOFR + 0.910%, 09/25/2025 (c)	350,000	320,610
Charles Schwab Corp.
4.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168% (a)(c) (e)	330,000	280,500
Citigroup
1.28%, U.S. SOFR + 0.528%, 11/03/2025 (c)	350,000	320,838
JPMorgan Chase
0.65%, TSFR3M + 0.600%, 09/16/2024 (c)	350,000	336,272
Toronto-Dominion Bank
5.75%, Canadian Govt Bonds 5 Year Note + 3.317% (c) (e)	500,000	326,700
		1,584,920
TOTAL CORPORATE BONDS
(Cost $2,769,901)		2,598,879

	Shares
PREFERRED STOCK - 10.66%
Financials - 8.02%
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (c) (e)	7,500	192,450
First Citizens BancShares, 5.625% (e)	12,000	246,840
JPMorgan Chase, 6.000% (a) (e)	13,300	336,490

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Shares	Value
PREFERRED STOCK — continued
M&T Bank Corp., 5.625%, ICE LIBOR USD 3 Month + 4.020% (c) (e)	15,200	$347,928
Signature Bank NY, 5.000% (e)	16,500	286,275
Synovus Financial Corp., 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (c) (e)	17,000	409,700
		1,819,683
Utilities - 2.64%
Brookfield Renewable Partners, 5.250% (e) (f)	15,594	276,949
CMS Energy Corp., 4.200% (e)	17,916	322,130
		599,079
TOTAL PREFERRED STOCK
(Cost $2,561,321)		2,418,762

	Principal Amount
ASSET-BACKED SECURITIES - 4.06%
Other Asset-Backed Securities - 4.06%
Dividend Solar Loans
3.67%, 08/22/2039 (g)	$242,124	219,741
FREED Trust
3.03%, 05/18/2029 (g)	94,934	93,972
HSI Asset Securitization Corp Trust
4.82%, ICE LIBOR USD 1 Month + 0.780%, 11/25/2035 (c)	122,437	107,267
Mill City Solar Loan
4.34%, 03/20/2043 (g)	290,588	273,127
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	47,626	44,195
4.01%, 06/22/2043 (g)	54,356	50,246
Oportun Funding
3.25%, 06/15/2029 (g)	135,932	132,730
TOTAL ASSET-BACKED SECURITIES
(Cost $950,315)		921,278

	Shares
EXCHANGE - TRADED FUNDS - 3.48%
Global X S&P 500 Covered Call ETF	8,250	333,218
SPDR Blackstone Senior Loan ETF	11,000	456,280

TOTAL EXCHANGE - TRADED FUNDS
(Cost $905,542)		789,498

CLOSED-END FUND - 1.48%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	42,000	336,000

TOTAL CLOSED-END FUND
(Cost $331,262)		336,000

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Shares	Value
SHORT-TERM INVESTMENT - 6.72%
Money Market Fund - 6.72%
First American Government Obligations Fund, Class X, 3.67%, (h)	1,523,931	$1,523,931
TOTAL SHORT-TERM INVESTMENT
(Cost $1,523,931)		1,523,931

Total Investments (Cost $26,832,440) - 115.91%		$26,297,677
Liabilities in Excess of Other Assets, Net - (15.91)%		(3,610,617)
NET ASSETS - 100.00%		$22,687,060

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-MINI	(5)	Dec-2022	$(478,239)	$(471,875)	$6,364
S&P 500 Index E-MINI	(12)	Dec-2022	(2,477,914)	(2,448,750)	29,164
U.S. 2-Year Treasury Note	(6)	Dec-2022	(1,247,043)	(1,228,453)	18,590
U.S. 5-Year Treasury Note	(27)	Dec-2022	(2,964,597)	(2,922,117)	42,480
U.S. 10-Year Treasury Note	(22)	Dec-2022	(2,537,788)	(2,490,813)	46,975
U.S. Long Treasury Bond	(7)	Dec-2022	(925,704)	(889,218)	36,486
			$(10,631,285)	$(10,451,226)	$180,059

(a)	All or a portion of the shares have been committed as collateral for futures contracts.
(b)	REIT - Real Estate Investment Trust.
(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Level 3 security in accordance with fair value hierarchy.
(e)	Perpetual security with no stated maturity date.
(f)	Security is considered to be a Master Limited Partnership. At November 30, 2022 these securities amounted to $276,949 or 1.22% of total net assets.
(g)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2022, these securities amounted to $814,011, which represents 3.59% of total net assets.

(h)	The rate shown is the 7-day effective yield as of November 30, 2022.

AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO— Interest Only
LIBOR — London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

Ser — Series
SOFR — Secured Overnight Finance Rate
SPDR — Standard & Poor's Depository Receipt
TA — Tax Allocation
TSFR3M — Term Secured Overnight Finance Rate 3-Month
USD — United States Dollar
USDA — United States Department of Agriculture
US Treas — United States Treasury

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at November 30, 2022:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$9,736,405	$—	$—		$9,736,405
Municipal Bonds	—	4,158,264	—		4,158,264
U.S. Government & Agency Obligations	—	1,202,434	2,612,226		3,814,660
Corporate Bonds	—	2,598,879	—		2,598,879
Preferred Stock	938,640	1,480,122	—		2,418,762
Asset-Backed Securities	—	921,278	—		921,278
Exchange - Traded Funds	789,498	—	—		789,498
Closed-End Fund	336,000	—	—		336,000
Short-Term Investment	1,523,931	—	—		1,523,931
Total Investments in Securities	$13,324,474	$10,360,977	$2,612,226	*	$26,297,677

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Future Contracts**
Unrealized Appreciation	$180,059	$—	$—		$180,059
Total Other Financial Instruments	$180,059	$—	$—		$180,059

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$2,670,059
Accrued discounts/premiums	(779)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(27,514)
Purchases	—
Sales	(29,540)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2022	$2,612,226
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(27,514)

For the period ended November 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2022

Assets:
Investments, at fair value (identified cost — $26,832,440)	$26,297,677
Receivables:
Dividends and interest	176,715
Capital shares sold	25,531
Prepaid expenses	2,146
Total Assets	$26,502,069
Liabilities:
Payables:
Due to Custodian	2,259,122
Capital shares redeemed	1,376,196
Variation margin	111,600
Investment advisory fees	11,664
Distributions to Shareholders	5,714
Shareholder servicing fees	3,921
Prime Broker fees	3,198
Chief Compliance Officer fees	2,785
Administration fees	2,055
Trustees' fees	292
Foreign currency payable (cost — $4)	5
Other accrued expenses	38,457
Total Liabilities	$3,815,009
Net Assets:	$22,687,060
Net Assets consist of:
Paid-in capital	$34,074,295
Total distributable loss	(11,387,235)
Net Assets	$22,687,060
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 2,721,888 shares outstanding)	$22,687,060
Net Asset Value, offering and redemption price per share — Institutional Shares	$8.34

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

Statement of Operations for the six-month period ended November 30, 2022

Investment Income:
Dividends	$363,503
Interest	315,062
Less: Foreign Taxes Withheld	(4,115)
Total investment income	674,450
Expenses:
Investment advisory fees	94,230
Shareholder servicing fees — Institutional Shares	25,128
Prime Broker fees	41,690
Professional fees	21,842
Accounting and administration fees	12,534
Transfer agent fees	10,381
Chief Compliance Officer fees	7,731
Custodian fees	5,870
Trustees' fees	1,931
Registration and filing expenses	675
Printing fees	426
Other	3,813
Total expenses	226,251
Less:
Investment advisory fees waived	(5,283)
Net expenses	220,968
Net investment income	453,482
Realized gain (loss) on:
Investments	1,839
Futures contracts	523,494
Written option contracts	49,046
Foreign currency transactions	(599)
Net realized gain (loss)	573,780
Net change in unrealized appreciation (depreciation) on:
Investments	(1,516,494)
Futures contracts	(203,472)
Written option contracts	21,085
Foreign currency translation	(35)
Net change in unrealized appreciation/(depreciation)	(1,698,916)
Net realized and unrealized loss	(1,125,136)
Net decrease in net assets resulting from operations:	$(671,654)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2022 (Unaudited)	For the Fiscal Year Ended May 31, 2022
Operations:
Net investment income	$453,482	$678,325
Net realized gain (loss)	573,780	1,912,779
Net change in unrealized appreciation (depreciation)	(1,698,916)	(1,334,422)
Net increase (decrease) in net assets resulting from operations	(671,654)	1,256,682
Distributions	(466,324)	(624,467)
Return of Capital	—	(233,517)
Total distributions	(466,324)	(857,984)
Capital share transactions:
Institutional Shares
Shares issued	3,496,596	6,398,913
Shares reinvested	436,635	757,230
Shares redeemed	(6,337,198)	(4,565,595)
Increase (decrease) in net assets from capital share transactions	(2,403,967)	2,590,548
Increase (decrease) in net assets	(3,541,945)	2,989,246
Net Assets:
Beginning of period/year	26,229,005	23,239,759
End of period/year	$22,687,060	$26,229,005
Share Transactions:
Institutional Shares
Shares Issued	413,873	736,066
Shares reinvested	52,429	87,500
Shares redeemed	(762,935)	(531,043)
Increase (decrease) in shares	(296,633)	292,523
Institutional Shares outstanding at beginning of period/year	3,018,521	2,725,998
Institutional Shares at end of period/year	2,721,888	3,018,521

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2022 (Unaudited)		For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Period/Year	$8.69		$8.53	$7.26	$9.28	$9.46	$9.54
Investment Operations: Net investment income(a)	0.15		0.23	0.36	0.44	0.42	0.41
Net realized and unrealized gain (loss) on investments	(0.34)		0.23	1.37	(1.95)	(0.15)	(0.03)
Total from investment operations	(0.19)		0.46	1.73	(1.51)	0.27	0.38
Distributions from:
Net investment income	(0.16)		(0.22)	(0.10)	(0.48)	(0.36)	(0.40)
Net capital gains	—		—	—	—	—	—
Net return of capital	—		(0.08)	(0.36)	(0.03)	(0.09)	(0.06)
Total distributions	(0.16)		(0.30)	(0.46)	(0.51)	(0.45)	(0.46)
Net Asset Value, End of Period/Year	$8.34		$8.69	$8.53	$7.26	$9.28	$9.46
Total return	(2.21	)%(b)	5.41%	24.47%	(17.15)%	2.87%	4.10%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$22,687		$26,229	$23,240	$29,118	$54,911	$35,511
Ratio of expenses to average net assets Before fee waiver	1.76	%(c)	1.72%	2.11%	1.78%	1.91%	2.73%
After fee waiver(d)	1.80	%(c)	1.72%	1.82%	1.71%	1.91%	2.59%
Ratio of net investment income to average net assets	3.61	%(c)	2.69%	4.60%	4.90%	4.49%	4.36%
Portfolio turnover rate	21	%(b)	35%	51%	67%	75%	71%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(d)

Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.39% for the period ended November 30, 2022, 1.51% for the year ended May 31, 2022, 1.38% for the year ended May 31, 2021, 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019 and 1.55% for the year ended May 31, 2018.

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2022

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Fund’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation

(Unaudited)	15

time. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At November 30, 2022, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $2,612,226.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

16	CCM Alternative Income Fund

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$1,877,646	Matrix Pricing	Structure	All are of lockout with remaining maturity term range 0.20–0.51 (33) years.
			Average Life Years	0.20-0.51 (0.33) Years
			Spread to Benchmark	N+255 - N+318 (N+276)
U.S. Government & Agency Obligations - United States Department of Agriculture	734,580	Market Approach (USDA Guaranteed)	Structure	Variable Coupon (Prime + 1.75)
			Fixed Dollar Price	$100.00
			Average Life Years	6.05 Years

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

(Unaudited)	17

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. Distributions received from the REITs and MLPs in which the Fund invests may be classified as return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

18	CCM Alternative Income Fund

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

(Unaudited)	19

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2022.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund may employ an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options, if any, are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy

20	CCM Alternative Income Fund

the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the times it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(Unaudited)	21

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six month period ended November 30, 2022 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	413,873	$3,496,596
Shares reinvested	52,429	436,635
Shares redeemed	(762,935)	(6,337,198)
Net Decrease	(296,633)	$(2,403,967)

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	736,066	$6,398,913
Shares reinvested	87,500	757,230
Shares redeemed	(531,043)	(4,565,595)
Net Increase	292,523	$2,590,548

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options, premiums paid and received, and futures, by the Fund for the six month period ended November 30, 2022, were as follows:

Purchases:
U.S. Government	$–
Other	5,173,992
Sales and Maturities:
U.S. Government	$335,576
Other	6,406,589

At November 30, 2022, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$26,832,440
Gross unrealized appreciation	946,104
Gross unrealized depreciation	(1,480,867)
Net depreciation on investments	$(534,763)

22	CCM Alternative Income Fund

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of November 30, 2022, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized appreciation on futures contracts*	$35,528	$—
Interest rate contracts	Net unrealized appreciation on futures contracts*	144,531	—
		$180,059	$—

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2022, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest rate contracts
Futures Contracts	$565,900	$(223,882)
Equity contracts
Futures Contracts	(42,406)	20,410
Options	46,046	21,085
	$569,540	$(182,387)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the six month ended November 30, 2022:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$(7,777,093)	$(2,715,191)
Options Contracts
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$—	$(9,035)

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated

(Unaudited)	23

daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets.

For the six month period ended November 30, 2022, the Advisor was entitled to receive advisory fees of $94,230.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2023. For the six month period ended November 30, 2022, the Fund incurred expenses under the Services Plan of $25,128.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2023 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement.

As of November 30, 2022, fees previously waived and reimbursed by the Advisor which may be subject to possible future recoupment by the Advisor are as follows:

Expense Deferred in the Period Ending, November 30,
2020	2021	2022
Subject to Repayment until November 30,
2023	2024	2025	Total
$76,212	$23,489	$6,634	$106,335

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

24	CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2022	Fiscal Year Ended May 31, 2021
Distributions declared from:
Ordinary income	$624,467	$332,030
Return of Capital	233,517	1,087,983
Total Distributions	$857,984	$1,420,013

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2022, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(11,471,423)
Other temporary differences	(68,886)
Unrealized appreciation, net	1,291,052
Accumulated losses, net	$(10,249,257)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2022, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$9,084,303	$2,387,120	$11,471,423

During the year ended May 31, 2022, the Fund did not utilize capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

(Unaudited)	25

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Corporate Bond Risk: Corporate bonds, which are debt instruments issued by corporations to raise capital, have priority over preferred securities and common stock in an issuer's capital structure, but may be subordinated to an issuer's other debt instruments. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors' perceptions of the creditworthiness of the issuer, the issuer's financial performance, perceptions of the issuer in the market place, performance of the issuer's management, the issuer's capital structure, the use of financial leverage and demand for the issuer's goods and services, and by factors not directly related to the issuer such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment. To the extent the Fund holds below investment-grade corporate bonds, such bonds are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change

26	CCM Alternative Income Fund

in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program and prescribes reporting requirements in respect of derivatives. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of

(Unaudited)	27

derivatives transactions and related instruments. The Fund was required to comply with Rule 18f-4 beginning August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance ("ESG") factors that the Fund applies in analyzing the portfolio composition of the Fund. The Advisor considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their ESG investing practices. Among other things, the proposed requirements would mandate that funds meeting one of three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosures related to the ESG factors, criteria and processes used in managing the fund. The proposal's impact on the Fund will not be known unless and until any final rule is adopted. The regulatory landscape with respect to ESG investing in the United States and abroad is evolving and any future rules or regulations may require the Fund to change its ESG investment process.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

28	CCM Alternative Income Fund

Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Hedging Transactions Risk: The Advisor, from time to time, may employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Advisor's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Advisor's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain exchange-traded funds or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exceptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds' shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exceptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

(Unaudited)	29

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

30	CCM Alternative Income Fund

Preferred Stock Risk: Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond holders. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Companies Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new

(Unaudited)	31

guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

32	CCM Alternative Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM November 30, 2022

The Trust has implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund.

In accordance with the requirements of Rule 22e-4, the program administrator conducted an annual review of the LRM Program and, in July 2022, provided the Board of Trustees of the Trust (the “Board”) with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period from June 1, 2021 through June 30, 2022 (the "Report"). As part of the Report, the program administrator reported to the Board as to the following, among other things:

●	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of its shareholders;

●	there were no material changes to the LRM Program during the year;

●	the Fund’s strategy continued to be effective for an open-end mutual fund;

●	the implementation of the LRM Program was effective to manage the Fund’s liquidity risk; and

●	the LRM Program operated adequately during the period.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

(Unaudited)	33

November 30, 2022

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Funds Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Plantation, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Semi-Annual Report 2022

COMMUNITY CAPITAL TRUST

November 30, 2022

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1	The CCM Community Impact Bond Fund

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	51
Statement of Operations	52
Statements of Changes in Net Assets	53
Financial Highlights	55
Notes to Financial Statements	58
Liquidity Risk Management Program	72

2	The CCM Community Impact Bond Fund

Fund Profile (Unaudited) November 30, 2022

Top Ten Holdings*
(% of Net Assets)

Bank of America Corp. MTN, 12/06/2025	1.54%
JPMorgan Chase, 02/16/2025	1.32%
FHLMC, 09/01/2052	1.07%
Bank of America Corp. MTN, 09/25/2025	0.98%
U.S. Treasury Notes, 08/15/2032	0.95%
U.S. Treasury Notes, 08/31/2029	0.86%
Bank of America Corp., 11/10/2028	0.83%
FNMA, 11/01/2052	0.82%
U.S. Treasury Notes, 08/31/2027	0.73%
FHLMC Multifamily Structured Pass Through Certificates, Ser P009, Cl A1, 01/25/2031	0.68%
9.78%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	4.72%
Bank Deposit	2.38%
Communication Services	0.47%
Consumer Discretionary	1.81%
Energy	0.15%
FGLMC Single Family	10.47%
FHA Project Loans	0.27%
FHMS Multifamily	5.59%
Financials	10.60%
FNMA Multifamily	9.96%
FNMA Single Family	19.86%
FRESB Multifamily Mortgage Pass-Through Certificates	0.48%
GNMA Multifamily	12.04%
GNMA Single Family	0.53%
Government-Related	0.09%
HUD	0.01%
Information Technology	0.79%
Money Market Fund	1.60%
Municipal Bonds	11.53%
Non-Agency CMBS	0.44%
Real Estate	0.33%
Small Business Administration	0.65%
Small Business Administration Participation Certificates	0.87%
Small Business Investment Company Certificates	0.42%
Tennessee Valley Authority	0.38%
U.S. Treasury Notes	4.56%
USDA Loan	0.45%
Liabilities in Excess of Other Assets	(1.45)%
100.00%

**	Excludes derivatives.

(Unaudited)	3

Expenses November 30, 2022

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six-month period ended November 30, 2022.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period* June 1, 2022 Through November 30, 2022
Actual	CRA Shares	$1,000.00	$962.60	$4.38
	Institutional Shares	1,000.00	964.80	2.17
	Retail Shares	1,000.00	963.10	3.89
Hypothetical	CRA Shares	$1,000.00	$1,020.61	$4.51
(5% return	Institutional Shares	1,000.00	1,022.86	2.23
before expenses)	Retail Shares	1,000.00	1,021.11	4.00

*    Expenses are equal to the annualized expense ratio of 0.89%, 0.44% and 0.79% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.74)%, (3.52)% and (3.69)% for the period June 1, 2022 to November 30, 2022 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The CCM Community Impact Bond Fund

Schedule of Investments November 30, 2022

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.98%
FGLMC Single Family - 10.47%
Pool QN8332, 2.00%, 11/01/2036	$340,243	$307,713
Pool QB3154, 2.00%, 09/01/2050	2,634,224	2,179,983
Pool QB3835, 2.00%, 09/01/2050	3,403,582	2,817,074
Pool QB3978, 2.00%, 09/01/2050	3,289,244	2,722,442
Pool RA3677, 2.00%, 09/01/2050	1,780,121	1,475,041
Pool QB4065, 2.00%, 10/01/2050	1,489,122	1,231,917
Pool QB4506, 2.00%, 10/01/2050	3,577,123	2,960,286
Pool QB5044, 2.00%, 11/01/2050	2,500,897	2,069,353
Pool QB5903, 2.00%, 11/01/2050	1,336,626	1,110,739
Pool QB6583, 2.00%, 12/01/2050	1,462,443	1,209,098
Pool QB7302, 2.00%, 01/01/2051	2,221,710	1,842,145
Pool QB8043, 2.00%, 01/01/2051	2,235,460	1,857,680
Pool QB8769, 2.00%, 02/01/2051	3,411,441	2,823,198
Pool QB9466, 2.00%, 03/01/2051	5,375,499	4,443,424
Pool RA4768, 2.00%, 03/01/2051	3,275,120	2,706,679
Pool RA4957, 2.00%, 03/01/2051	2,025,368	1,676,610
Pool QC0480, 2.00%, 04/01/2051	3,766,041	3,122,589
Pool QC1370, 2.00%, 04/01/2051	2,886,778	2,398,930
Pool RA5067, 2.00%, 04/01/2051	1,517,686	1,254,016
Pool QC3549, 2.00%, 06/01/2051	705,599	584,433
Pool RA5570, 2.00%, 07/01/2051	1,909,912	1,576,800
Pool RA5594, 2.00%, 07/01/2051	1,541,697	1,273,322
Pool QC5139, 2.00%, 08/01/2051	4,205,669	3,494,034
Pool QC6098, 2.00%, 08/01/2051	1,359,279	1,128,180
Pool RA5698, 2.00%, 08/01/2051	2,252,594	1,859,333
Pool QC6906, 2.00%, 09/01/2051	2,561,327	2,125,734
Pool QC8223, 2.00%, 10/01/2051	2,917,310	2,428,494
Pool QC9420, 2.00%, 10/01/2051	1,758,554	1,466,636
Pool RA6095, 2.00%, 10/01/2051	2,088,691	1,734,720
Pool SD8172, 2.00%, 10/01/2051	13,255,294	10,941,199
Pool QD1137, 2.00%, 11/01/2051	1,521,712	1,266,425
Pool RA6332, 2.00%, 11/01/2051	2,624,978	2,177,552
Pool QD2417, 2.00%, 12/01/2051	447,978	372,803
Pool QD5482, 2.00%, 01/01/2052	1,022,430	846,138
Pool QD6359, 2.00%, 02/01/2052	1,283,726	1,063,266
Pool QD7968, 2.00%, 02/01/2052	2,701,676	2,228,933
Pool SB8112, 2.50%, 07/01/2036	2,848,387	2,640,137
Pool RA2477, 2.50%, 04/01/2050	1,057,351	913,277
Pool RA2531, 2.50%, 05/01/2050	2,318,597	2,004,467
Pool RA2532, 2.50%, 05/01/2050	593,377	512,518
Pool RA2612, 2.50%, 05/01/2050	5,075,148	4,369,813
Pool QB0264, 2.50%, 06/01/2050	842,186	727,103
Pool QB0406, 2.50%, 06/01/2050	658,659	568,802
Pool QB0768, 2.50%, 07/01/2050	159,901	138,384
Pool QB0769, 2.50%, 07/01/2050	1,413,350	1,219,122
Pool QB0821, 2.50%, 07/01/2050	497,334	429,300
Pool QB1534, 2.50%, 07/01/2050	1,050,607	906,228
Pool QB1536, 2.50%, 07/01/2050	769,481	661,644
Pool QB1680, 2.50%, 07/01/2050	980,748	843,683
Pool RA3120, 2.50%, 07/01/2050	2,087,061	1,796,199
Pool QB2045, 2.50%, 08/01/2050	2,107,675	1,814,755

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool QB2636, 2.50%, 08/01/2050	$754,425	$651,920
Pool QB2675, 2.50%, 08/01/2050	1,022,104	880,608
Pool QB2739, 2.50%, 08/01/2050	1,434,286	1,233,839
Pool RA3298, 2.50%, 08/01/2050	3,330,883	2,867,972
Pool RA3322, 2.50%, 08/01/2050	702,938	604,973
Pool RA3381, 2.50%, 08/01/2050	2,648,021	2,277,952
Pool QB3152, 2.50%, 09/01/2050	2,314,733	1,991,234
Pool QB3834, 2.50%, 09/01/2050	1,617,901	1,397,177
Pool QB3976, 2.50%, 09/01/2050	1,837,508	1,586,833
Pool RA3545, 2.50%, 09/01/2050	960,713	825,975
Pool QB4066, 2.50%, 10/01/2050	771,871	670,076
Pool QB4507, 2.50%, 10/01/2050	2,468,805	2,124,741
Pool QB5042, 2.50%, 11/01/2050	4,347,334	3,737,187
Pool QB5904, 2.50%, 11/01/2050	1,754,680	1,508,407
Pool QC1163, 2.50%, 04/01/2051	1,435,856	1,233,499
Pool QC1953, 2.50%, 05/01/2051	1,727,885	1,493,923
Pool QC3550, 2.50%, 07/01/2051	2,834,312	2,443,936
Pool QC4341, 2.50%, 07/01/2051	1,377,345	1,182,658
Pool QC5136, 2.50%, 08/01/2051	2,690,920	2,319,476
Pool QC6096, 2.50%, 08/01/2051	2,225,262	1,919,645
Pool QC6907, 2.50%, 09/01/2051	1,048,929	905,188
Pool QC9422, 2.50%, 10/01/2051	1,928,291	1,661,202
Pool QD1136, 2.50%, 11/01/2051	1,681,197	1,449,129
Pool QD4139, 2.50%, 12/01/2051	840,040	727,782
Pool QD4141, 2.50%, 12/01/2051	1,340,443	1,156,680
Pool RA6478, 2.50%, 12/01/2051	8,941	7,669
Pool QD4132, 2.50%, 01/01/2052	1,885,692	1,616,998
Pool QD6358, 2.50%, 02/01/2052	947,544	818,256
Pool QD7966, 2.50%, 02/01/2052	1,137,463	975,219
Pool RA6794, 2.50%, 02/01/2052	1,177,665	1,010,175
Pool QD8214, 2.50%, 03/01/2052	802,836	691,056
Pool Q16506, 3.00%, 02/01/2043	15,072	13,820
Pool Q40627, 3.00%, 05/01/2046	2,049,202	1,855,697
Pool Q41877, 3.00%, 07/01/2046	1,029,658	931,409
Pool Q43158, 3.00%, 09/01/2046	617,268	558,372
Pool Q44344, 3.00%, 11/01/2046	203,119	183,940
Pool Q44395, 3.00%, 11/01/2046	1,425,021	1,282,856
Pool Q45623, 3.00%, 01/01/2047	2,753,450	2,487,654
Pool QA2069, 3.00%, 08/01/2049	500,751	449,006
Pool QA2173, 3.00%, 08/01/2049	588,792	525,718
Pool QA2405, 3.00%, 09/01/2049	340,789	304,877
Pool QA3109, 3.00%, 09/01/2049	811,199	725,311
Pool QA3562, 3.00%, 10/01/2049	1,422,968	1,270,085
Pool QA4231, 3.00%, 11/01/2049	1,562,858	1,394,782
Pool QA4780, 3.00%, 11/01/2049	526,274	469,349
Pool RA1773, 3.00%, 11/01/2049	934,052	833,651
Pool QA5579, 3.00%, 12/01/2049	1,188,956	1,061,093
Pool QA5721, 3.00%, 01/01/2050	1,159,269	1,037,203
Pool QA5900, 3.00%, 01/01/2050	391,908	352,581
Pool QA6535, 3.00%, 01/01/2050	1,143,061	1,021,153
Pool RA2089, 3.00%, 01/01/2050	507,087	451,938
Pool QA6834, 3.00%, 02/01/2050	485,247	436,120
Pool QA7417, 3.00%, 02/01/2050	1,223,012	1,091,585
Pool QA7634, 3.00%, 03/01/2050	1,331,249	1,188,397
Pool QA8482, 3.00%, 03/01/2050	1,521,165	1,360,761

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB0265, 3.00%, 06/01/2050	$300,267	$268,230
Pool QB0757, 3.00%, 07/01/2050	827,265	739,003
Pool QB0816, 3.00%, 07/01/2050	479,813	427,331
Pool QB1681, 3.00%, 07/01/2050	525,895	471,060
Pool QB2046, 3.00%, 08/01/2050	1,328,480	1,186,538
Pool QB2674, 3.00%, 08/01/2050	1,249,247	1,113,640
Pool QB3153, 3.00%, 09/01/2050	1,451,498	1,291,827
Pool SD8108, 3.00%, 11/01/2050	7,683,957	6,839,221
Pool SD8152, 3.00%, 03/01/2052	1,308,950	1,160,226
Pool QE0361, 3.00%, 04/01/2052	380,428	338,527
Pool QE0366, 3.00%, 04/01/2052	826,531	737,031
Pool QE1667, 3.00%, 04/01/2052	1,077,122	956,305
Pool QE2155, 3.00%, 04/01/2052	1,132,375	1,003,311
Pool QE1714, 3.00%, 05/01/2052	1,790,759	1,586,870
Pool QE1717, 3.00%, 05/01/2052	1,514,528	1,353,347
Pool RA7748, 3.00%, 08/01/2052	15,669,369	13,875,112
Pool Q07121, 3.50%, 04/01/2042	24,597	23,200
Pool Q07398, 3.50%, 04/01/2042	42,681	40,305
Pool Q37430, 3.50%, 11/01/2045	74,087	69,430
Pool Q38376, 3.50%, 01/01/2046	632,377	592,698
Pool Q39359, 3.50%, 03/01/2046	1,024,745	960,445
Pool Q40641, 3.50%, 05/01/2046	353,208	331,046
Pool Q45628, 3.50%, 01/01/2047	2,278,289	2,136,302
Pool Q47221, 3.50%, 03/01/2047	452,907	424,585
Pool Q48279, 3.50%, 05/01/2047	637,367	595,175
Pool Q49035, 3.50%, 06/01/2047	418,027	390,137
Pool Q49605, 3.50%, 07/01/2047	227,841	213,215
Pool Q50514, 3.50%, 08/01/2047	51,568	48,370
Pool Q50393, 3.50%, 09/01/2047	1,318,302	1,232,440
Pool Q50943, 3.50%, 09/01/2047	361,112	338,378
Pool Q51685, 3.50%, 10/01/2047	879,572	822,375
Pool V83539, 3.50%, 10/01/2047	881,899	826,661
Pool Q52610, 3.50%, 11/01/2047	1,229,098	1,149,176
Pool V83815, 3.50%, 12/01/2047	883,795	825,960
Pool Q53325, 3.50%, 01/01/2048	932,903	871,274
Pool Q54012, 3.50%, 01/01/2048	1,088,632	1,016,712
Pool Q54511, 3.50%, 02/01/2048	1,260,073	1,177,869
Pool Q54585, 3.50%, 02/01/2048	581,188	543,697
Pool Q54876, 3.50%, 03/01/2048	406,609	379,071
Pool Q55002, 3.50%, 03/01/2048	1,239,731	1,152,573
Pool Q62396, 3.50%, 04/01/2049	169,136	157,492
Pool QA2070, 3.50%, 08/01/2049	436,861	405,559
Pool QA2301, 3.50%, 08/01/2049	398,640	368,962
Pool QA3110, 3.50%, 09/01/2049	574,027	530,476
Pool QA3982, 3.50%, 10/01/2049	503,509	465,186
Pool QA4885, 3.50%, 11/01/2049	408,228	379,604
Pool QA6536, 3.50%, 01/01/2050	687,495	636,088
Pool QA7418, 3.50%, 02/01/2050	548,323	508,514
Pool QE0367, 3.50%, 04/01/2052	402,426	368,901
Pool QE0369, 3.50%, 04/01/2052	1,146,053	1,057,732
Pool QE1713, 3.50%, 05/01/2052	2,891,510	2,672,696
Pool QE1715, 3.50%, 05/01/2052	4,650,540	4,265,034
Pool QE2624, 3.50%, 05/01/2052	992,482	909,621
Pool QE7181, 3.50%, 06/01/2052	833,133	763,547
Pool RA7611, 3.50%, 06/01/2052	1,838,709	1,691,882

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool Q39374, 4.00%, 03/01/2046	$48,803	$47,651
Pool Q47223, 4.00%, 03/01/2047	350,908	342,126
Pool Q47775, 4.00%, 04/01/2047	662,091	641,893
Pool Q48287, 4.00%, 05/01/2047	984,676	954,893
Pool Q48819, 4.00%, 06/01/2047	1,408,656	1,362,702
Pool Q49040, 4.00%, 06/01/2047	2,003,033	1,939,034
Pool Q49606, 4.00%, 07/01/2047	1,326,008	1,283,579
Pool Q49898, 4.00%, 08/01/2047	274,631	265,019
Pool Q50396, 4.00%, 08/01/2047	58,084	56,631
Pool Q50397, 4.00%, 08/01/2047	1,502,042	1,445,895
Pool Q50951, 4.00%, 09/01/2047	633,437	611,268
Pool Q51686, 4.00%, 10/01/2047	544,634	525,993
Pool V83540, 4.00%, 10/01/2047	524,548	506,191
Pool Q53883, 4.00%, 01/01/2048	454,297	438,400
Pool Q54464, 4.00%, 02/01/2048	506,080	488,370
Pool Q54586, 4.00%, 02/01/2048	2,381,566	2,297,496
Pool Q54877, 4.00%, 02/01/2048	542,876	525,973
Pool Q55004, 4.00%, 03/01/2048	649,407	626,682
Pool Q55631, 4.00%, 04/01/2048	1,332,596	1,291,947
Pool Q56253, 4.00%, 05/01/2048	950,042	917,780
Pool Q56469, 4.00%, 06/01/2048	426,379	413,734
Pool Q56900, 4.00%, 06/01/2048	890,322	857,099
Pool Q57029, 4.00%, 07/01/2048	514,816	496,801
Pool Q57388, 4.00%, 07/01/2048	475,483	457,739
Pool Q57694, 4.00%, 08/01/2048	342,768	330,772
Pool Q58271, 4.00%, 09/01/2048	372,757	359,468
Pool Q58366, 4.00%, 09/01/2048	194,599	189,607
Pool Q58774, 4.00%, 10/01/2048	616,728	598,953
Pool Q59058, 4.00%, 10/01/2048	405,489	391,613
Pool Q59686, 4.00%, 11/01/2048	211,572	204,168
Pool Q60213, 4.00%, 12/01/2048	572,833	551,424
Pool Q60598, 4.00%, 01/01/2049	311,617	299,971
Pool Q61151, 4.00%, 01/01/2049	355,873	343,187
Pool Q61387, 4.00%, 02/01/2049	592,257	575,645
Pool Q61800, 4.00%, 03/01/2049	777,295	747,556
Pool Q61986, 4.00%, 03/01/2049	931,177	894,843
Pool Q62397, 4.00%, 04/01/2049	530,527	508,922
Pool QA2406, 4.00%, 09/01/2049	254,519	245,397
Pool QA4064, 4.00%, 10/01/2049	451,037	431,026
Pool QE1708, 4.00%, 05/01/2052	2,228,956	2,119,243
Pool QE1709, 4.00%, 05/01/2052	967,179	917,850
Pool QE2611, 4.00%, 05/01/2052	1,574,340	1,490,050
Pool RA7612, 4.00%, 07/01/2052	2,230,513	2,110,622
Pool QF0536, 4.00%, 09/01/2052	367,013	348,270
Pool RA7570, 4.00%, 09/01/2052	853,828	807,845
Pool SD8244, 4.00%, 09/01/2052	35,249,418	33,354,725
Pool QF3781, 4.00%, 11/01/2052	363,725	344,531
Pool A91363, 4.50%, 03/01/2040	76,785	75,576
Pool A91756, 4.50%, 03/01/2040	91,513	90,833
Pool A93467, 4.50%, 08/01/2040	73,248	71,916
Pool Q01597, 4.50%, 05/01/2041	126,321	124,332
Pool Q02377, 4.50%, 07/01/2041	136,825	135,944
Pool Q47624, 4.50%, 04/01/2047	529,743	522,182
Pool Q48294, 4.50%, 05/01/2047	176,937	173,952
Pool Q49044, 4.50%, 07/01/2047	652,002	642,564

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool Q49608, 4.50%, 07/01/2047	$243,675	$240,282
Pool Q49902, 4.50%, 08/01/2047	157,294	155,150
Pool Q55774, 4.50%, 04/01/2048	434,313	426,734
Pool Q56476, 4.50%, 05/01/2048	522,387	514,914
Pool Q56906, 4.50%, 06/01/2048	1,008,362	996,726
Pool Q57389, 4.50%, 07/01/2048	596,094	587,705
Pool Q57906, 4.50%, 08/01/2048	1,248,409	1,241,300
Pool Q58775, 4.50%, 09/01/2048	1,015,265	1,000,250
Pool Q59454, 4.50%, 11/01/2048	105,401	103,849
Pool Q60215, 4.50%, 11/01/2048	577,360	566,739
Pool SD8231, 4.50%, 07/01/2052	12,604,708	12,277,689
Pool QF0540, 4.50%, 09/01/2052	1,053,462	1,025,804
Pool RA8057, 4.50%, 09/01/2052	381,643	371,623
Pool QF2487, 4.50%, 10/01/2052	1,001,714	979,138
Pool QF3782, 4.50%, 11/01/2052	946,541	921,691
Pool A92906, 5.00%, 07/01/2040	249,773	249,670
Pool QF3779, 5.00%, 11/01/2052	3,316,647	3,302,160
Pool A56707, 5.50%, 01/01/2037	58,110	58,856
Pool A58653, 5.50%, 03/01/2037	50,453	51,101
Pool A68746, 5.50%, 10/01/2037	124,517	126,211
Pool A76192, 5.50%, 04/01/2038	195,063	197,862
Pool A76444, 5.50%, 04/01/2038	98,434	99,700
Pool A78742, 5.50%, 06/01/2038	455,538	471,469
Pool QF2486, 5.50%, 09/01/2052	1,401,147	1,418,523
Pool QF3780, 5.50%, 11/01/2052	2,905,356	2,944,978
Pool G06072, 6.00%, 06/01/2038	202,605	210,759
Pool QF3783, 6.00%, 11/01/2052	1,480,131	1,517,132
Pool G06073, 6.50%, 10/01/2037	462,585	483,109
		327,610,068

FHA Project Loans - 0.27%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,746,348	2,663,545
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,330,738	5,096,229
Pool 023-98146, 6.51%, 07/01/2047 (a)	563,224	548,097
Pool 034-A35271, 6.95%, 06/01/2035 (a)	112,869	111,733
		8,419,604

FHMS Multifamily - 5.59%
Pool Q012, 0.58%, 08/25/2025	1,821,192	1,696,957
Pool KG03, 0.70%, 04/25/2029 (b)	1,466,499	1,278,931
Pool P003, 0.83%, 02/25/2031	5,958,303	5,043,685
Pool KG04, 0.85%, 06/25/2030	8,849,194	7,477,448
Pool K123, 0.93%, 06/25/2030	2,841,556	2,422,208
Pool K124, 0.96%, 08/25/2030	2,785,422	2,360,726
Pool Q012, 1.01%, 08/25/2030	4,599,991	3,923,761
Pool P009, 1.13%, 01/25/2031	24,707,378	21,328,592
Pool WA4405, 1.15%, 05/01/2027	2,742,262	2,522,454
Pool K131, 1.16%, 01/25/2031	3,912,335	3,323,572
Pool P011, 1.20%, 09/25/2031	675,637	586,670
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,380,613
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,413,857
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,312,371
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,124,074
Pool K109, 1.56%, 04/25/2030	1,500,000	1,236,802
Pool Q014, 1.56%, 01/25/2036	2,652,688	2,163,876
Pool K741, 1.60%, 12/25/2027	20,000,000	17,522,968

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool 2021-ML08, 1.88%, 07/25/2037	$1,374,259	$1,056,347
Pool 2021-ML08, 1.90%, 11/25/2037	1,762,320	1,372,148
Pool WA1102, 1.92%, 12/01/2028	992,233	868,303
Pool WN0034, 1.94%, 04/01/2037	839,463	609,871
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	7,909,503
Pool K140, 2.29%, 07/25/2031	486,372	429,286
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	2,969,918
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,162,073
Pool K094, 2.70%, 04/25/2029	3,794,174	3,587,439
Pool P013, 2.85%, 02/25/2032 (b)	450,000	397,038
Pool ML13, 2.88%, 07/25/2036	4,000,000	3,493,663
Pool WA4420, 3.10%, 02/01/2029	3,446,930	3,219,742
Pool ML13, 3.13%, 09/25/2036	5,000,000	4,423,183
Pool K-F100, 3.22%, (SOFR30A+0.180%), 01/25/2028 (b)	4,568,660	4,463,997
Pool K-F122, 3.23%, (SOFR30A+0.190%), 09/25/2031 (b)	4,000,000	3,817,314
Pool F118, 3.24%, (SOFR30A+0.200%), 07/25/2028 (b)	1,925,336	1,873,520
Pool F116, 3.25%, (SOFR30A+0.210%), 06/25/2028 (b)	9,196,962	8,960,600
Pool F113, 3.27%, (SOFR30A+0.230%), 05/25/2028 (b)	3,628,976	3,533,228
Pool KF97, 3.29%, (SOFR30A+0.250%), 12/25/2030 (b)	2,658,589	2,598,901
Pool F105, 3.29%, (SOFR30A+0.250%), 02/25/2031 (b)	6,730,249	6,507,352
Pool K147, 3.39%, 02/25/2032 (b)	617,773	583,800
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,299,286
Pool KF131, 3.88%, (SOFR30A+0.330%), 01/25/2032 (b)	1,081,700	1,054,329
Pool KF133, 3.92%, (SOFR30A+0.370%), 02/25/2029 (b)	499,976	494,044
Pool K135, 3.92%, (SOFR30A+0.370%), 05/25/2029 (b)	500,000	492,093
Pool K136, 3.96%, (SOFR30A+0.410%), 04/25/2032 (b)	2,430,000	2,384,187
Pool Q017, 4.01%, (SOFR30A+0.460%), 04/25/2030 (b)	1,725,000	1,712,076
Pool KF36, 4.14%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024 (b)	1,541,234	1,534,971
		174,927,777

FNMA Multifamily - 9.96%
Pool BS1200, 0.95%, 02/01/2028	3,370,000	2,860,893
Pool BS1201, 0.95%, 02/01/2028	6,860,000	5,823,659
Pool BS1033, 1.02%, 02/01/2028	7,250,502	6,186,755
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,039,789
Pool BL8108, 1.19%, 09/01/2032	2,854,683	2,214,350
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,092,122
Pool BL7892, 1.24%, 08/01/2030	6,187,500	5,055,142
Pool BL7247, 1.25%, 06/01/2030	3,009,188	2,474,708
Pool BL7686, 1.28%, 08/01/2030	2,850,317	2,336,919
Pool BL7010, 1.30%, 06/01/2030	10,000,000	8,190,006
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,153,728
Pool BL8103, 1.32%, 12/01/2030	6,921,228	5,652,584
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,007,876
Pool BL8013, 1.36%, 08/01/2035	4,201,858	3,073,214
Pool BL8014, 1.36%, 08/01/2035	3,880,115	2,837,893
Pool BS0025, 1.38%, 12/01/2030	7,670,436	6,290,703
Pool BS0596, 1.38%, 01/01/2031	200,000	160,585
Pool BL7636, 1.41%, 07/01/2032	1,100,000	851,855
Pool 2021-M1S, 1.43%, 12/25/2030 (b)	13,550,000	10,824,136
Pool BL7257, 1.44%, 06/01/2032	396,985	315,466
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,523,619
Pool BL9838, 1.48%, 12/01/2030	2,386,000	1,953,182
Pool BL6827, 1.50%, 06/01/2032	5,974,063	4,840,342

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BS1482, 1.61%, 03/01/2031	$1,448,448	$1,200,151
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,631,192
Pool BL7351, 1.65%, 07/01/2030	655,000	545,378
Pool BS0179, 1.67%, 01/01/2033	4,775,000	3,786,445
Pool BS4667, 1.71%, 03/01/2029	3,604,079	3,111,665
Pool BL7338, 1.81%, 07/01/2032	1,715,356	1,403,243
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,015,128
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,760,172
Pool BL6240, 1.94%, 03/01/2030	750,000	643,867
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,667,489
Pool BL6159, 2.06%, 03/01/2030	1,775,852	1,541,137
Pool 2022-M1S, 2.15%, 04/25/2032 (b)	2,500,000	2,062,005
Pool BL5261, 2.18%, 03/01/2030	1,889,854	1,658,624
Pool AN1684, 2.30%, 06/01/2023	2,485,024	2,442,475
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,282,851
Pool BL5452, 2.41%, 01/01/2030	3,312,662	2,952,453
Pool BL4589, 2.45%, 10/01/2029	6,269,709	5,620,642
Pool BL5265, 2.47%, 01/01/2030	774,145	693,405
Pool AM2198, 2.48%, 01/01/2023	85,310	84,922
Pool BS5218, 2.49%, 04/01/2032	5,777,000	4,929,994
Pool BL4134, 2.52%, 02/01/2034	654,200	558,210
Pool AN3584, 2.53%, 11/01/2028	982,528	893,824
Pool AN1381, 2.56%, 08/01/2026	851,677	798,116
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,100,712
Pool AN1428, 2.69%, 04/01/2026	546,405	516,388
Pool AM8561, 2.82%, 04/01/2025	3,829,295	3,674,279
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,233,826
Pool AN0876, 2.85%, 02/01/2026	1,306,881	1,243,413
Pool AM0414, 2.87%, 09/01/2027	3,013,270	2,825,167
Pool AN6823, 2.95%, 09/01/2029	2,457,411	2,270,301
Pool AN8458, 2.97%, 02/01/2025	4,769,913	4,598,848
Pool AN5536, 2.97%, 05/01/2027	3,103,013	2,934,727
Pool BL2741, 2.97%, 06/01/2029	3,297,865	3,059,939
Pool AN6926, 3.00%, 11/01/2032	953,454	853,519
Pool BL4558, 3.00%, 11/01/2035	817,669	704,248
Pool AN7354, 3.03%, 11/01/2027	2,539,265	2,392,300
Pool AN5273, 3.06%, 05/01/2027	383,189	363,709
Pool AN5758, 3.09%, 06/01/2027	1,426,745	1,354,519
Pool BL2603, 3.10%, 05/01/2029	5,427,882	5,076,119
Pool AN8567, 3.15%, 03/01/2028	7,003,976	6,628,560
Pool AN8521, 3.19%, 03/01/2028	2,391,464	2,240,331
Pool AN9141, 3.20%, 05/01/2025	1,257,022	1,214,117
Pool AN6262, 3.20%, 08/01/2027	490,265	467,636
Pool AN6232, 3.20%, 08/01/2029	4,840,281	4,543,024
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,192,587
Pool AN4133, 3.21%, 01/01/2033	222,759	202,765
Pool AM8227, 3.21%, 03/01/2033	86,177	80,156
Pool AM9393, 3.23%, 07/01/2025	871,131	841,270
Pool BL4132, 3.30%, (SOFR30A+0.260%), 04/01/2031 (b)	12,880,000	12,751,207
Pool AN5792, 3.30%, 04/01/2034	895,250	811,889
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,590,028
Pool AM9780, 3.31%, 03/01/2031	364,420	319,507
Pool AN8587, 3.32%, 05/01/2028	7,714,658	7,351,030
Pool AM6620, 3.34%, 08/01/2024	510,902	497,933
Pool BL2377, 3.34%, 05/01/2031	2,800,069	2,619,540

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AN8814, 3.36%, 04/01/2028	$924,285	$882,794
Pool AN4505, 3.36%, 02/01/2032	942,810	871,942
Pool AM3973, 3.37%, 07/01/2023	3,049,228	3,010,218
Pool AN5418, 3.40%, 05/01/2033	750,000	686,119
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,640,733
Pool BL0478, 3.57%, 10/01/2025	1,961,953	1,909,535
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,615,879
Pool BS5528, 3.60%, 06/01/2032	2,546,106	2,393,123
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,110,299
Pool BS5916, 3.72%, 06/01/2032	9,958,737	9,330,370
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,026,335
Pool AN4171, 3.79%, 01/01/2035	770,116	719,310
Pool AN9844, 3.80%, 07/01/2030	765,815	742,807
Pool AM9376, 3.83%, 07/01/2045	439,988	403,553
Pool AN0360, 3.95%, 12/01/2045	100,000	85,534
Pool AN4676, 4.10%, 03/01/2047	1,223,580	1,134,990
Pool AM5197, 4.20%, 01/01/2030	374,022	370,409
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,365,386
Pool 468251, 4.76%, 06/01/2026	537,273	533,661
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,589,125
Pool 466907, 5.13%, 03/01/2026	339,941	345,289
Pool BS7201, 5.17%, 11/01/2032	4,675,000	4,944,023
Pool 465394, 5.20%, 03/01/2026	457,478	465,515
Pool 463895, 5.25%, 10/01/2025	321,400	323,853
Pool 874487, 5.52%, 05/01/2025	404,742	403,545
Pool 463839, 5.96%, 11/01/2027	564,601	570,397
Pool 467914, 6.10%, 04/01/2041	461,725	490,338
Pool 463997, 6.12%, 12/01/2027	870,029	875,114
Pool 464836, 6.23%, 03/01/2028	1,474,163	1,491,076
Pool 465260, 6.33%, 06/01/2028	1,339,595	1,347,691
Pool 464254, 6.34%, 11/01/2027	2,332,673	2,356,037
Pool 464969, 6.34%, 04/01/2028	2,380,801	2,395,290
Pool 464632, 6.50%, 02/01/2028	420,306	428,669
Pool 465588, 6.55%, 07/01/2028	513,322	527,378
Pool 466756, 6.59%, 12/01/2028	1,573,345	1,586,448
Pool 464573, 6.72%, 02/01/2040	2,088,319	2,146,378
Pool 466595, 6.78%, 11/01/2025	3,290,305	3,321,510
Pool 469854, 8.26%, 12/01/2026	1,499,546	1,614,146
		311,651,327

FNMA Single Family - 19.86%
Pool BU1090, 1.50%, 10/01/2036	313,738	276,333
Pool MA4497, 2.00%, 12/01/2036	6,571,130	5,930,000
Pool BQ1545, 2.00%, 09/01/2050	2,976,188	2,462,978
Pool BQ1571, 2.00%, 09/01/2050	4,427,646	3,663,625
Pool BQ1603, 2.00%, 09/01/2050	1,920,642	1,592,493
Pool BQ2362, 2.00%, 09/01/2050	3,380,480	2,797,159
Pool BQ3064, 2.00%, 09/01/2050	2,516,448	2,082,814
Pool CA7182, 2.00%, 09/01/2050	1,937,123	1,602,565
Pool BP7434, 2.00%, 10/01/2050	1,077,237	891,498
Pool BQ3112, 2.00%, 10/01/2050	1,926,013	1,593,891
Pool BQ4812, 2.00%, 10/01/2050	3,333,467	2,757,130
Pool BQ4876, 2.00%, 10/01/2050	2,052,296	1,700,334
Pool CA7287, 2.00%, 10/01/2050	2,132,746	1,765,506
Pool BQ5814, 2.00%, 11/01/2050	1,966,861	1,626,797

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BQ7638, 2.00%, 11/01/2050	$1,695,641	$1,410,661
Pool CA7661, 2.00%, 11/01/2050	2,492,068	2,062,346
Pool CA8322, 2.00%, 12/01/2050	2,167,788	1,794,497
Pool BR0679, 2.00%, 01/01/2051	3,415,248	2,823,607
Pool BR1282, 2.00%, 01/01/2051	2,064,459	1,708,235
Pool BQ4492, 2.00%, 02/01/2051	894,248	741,474
Pool BR3230, 2.00%, 02/01/2051	4,082,521	3,385,031
Pool CA9082, 2.00%, 02/01/2051	3,255,933	2,691,403
Pool BR4749, 2.00%, 03/01/2051	1,622,887	1,345,612
Pool CB0668, 2.00%, 05/01/2051	2,116,048	1,748,423
Pool BT1268, 2.00%, 07/01/2051	2,999,296	2,478,205
Pool BT1347, 2.00%, 07/01/2051	3,999,417	3,314,510
Pool BR2232, 2.00%, 08/01/2051	781,031	648,432
Pool BT2780, 2.00%, 08/01/2051	5,891,957	4,866,302
Pool BT7189, 2.00%, 08/01/2051	3,745,434	3,106,133
Pool BT9013, 2.00%, 08/01/2051	1,424,435	1,180,015
Pool BT7259, 2.00%, 09/01/2051	5,229,085	4,332,804
Pool BT7351, 2.00%, 10/01/2051	5,564,373	4,619,210
Pool BU1092, 2.00%, 10/01/2051	4,104,975	3,408,657
Pool BU2995, 2.00%, 10/01/2051	1,269,932	1,058,974
Pool BU3147, 2.00%, 10/01/2051	475,253	394,490
Pool CB1941, 2.00%, 10/01/2051	8,903,015	7,385,973
Pool BU1004, 2.00%, 11/01/2051	3,127,313	2,602,822
Pool BU7796, 2.00%, 11/01/2051	1,609,194	1,335,985
Pool BU9860, 2.00%, 01/01/2052	1,143,093	952,094
Pool BU9861, 2.00%, 01/01/2052	2,075,787	1,719,460
Pool CB2784, 2.00%, 01/01/2052	22,131,148	18,265,814
Pool BT2173, 2.00%, 02/01/2052	2,128,885	1,756,365
Pool BV3015, 2.00%, 02/01/2052	2,366,508	1,959,693
Pool BV3016, 2.00%, 02/01/2052	1,421,456	1,185,585
Pool BV3213, 2.00%, 02/01/2052	1,588,256	1,317,846
Pool BV4124, 2.00%, 02/01/2052	1,382,589	1,140,441
Pool BV4125, 2.00%, 02/01/2052	599,995	497,933
Pool BV5522, 2.00%, 02/01/2052	299,158	246,765
Pool CB2791, 2.00%, 02/01/2052	8,958,030	7,433,592
Pool BP5424, 2.50%, 05/01/2050	1,024,535	882,280
Pool CA5693, 2.50%, 05/01/2050	1,188,327	1,022,813
Pool BP5447, 2.50%, 06/01/2050	492,368	424,339
Pool BP5470, 2.50%, 06/01/2050	381,955	329,936
Pool BP5498, 2.50%, 06/01/2050	780,214	673,296
Pool BP8732, 2.50%, 06/01/2050	1,608,319	1,384,173
Pool CA6159, 2.50%, 06/01/2050	1,398,325	1,208,446
Pool BP8742, 2.50%, 07/01/2050	811,665	701,381
Pool BP8759, 2.50%, 07/01/2050	1,560,461	1,347,228
Pool BP8789, 2.50%, 07/01/2050	956,286	825,821
Pool BP8814, 2.50%, 07/01/2050	746,321	647,710
Pool BP9533, 2.50%, 07/01/2050	1,636,640	1,407,912
Pool BP9534, 2.50%, 07/01/2050	1,771,120	1,524,970
Pool BP9566, 2.50%, 07/01/2050	320,016	275,417
Pool BP9596, 2.50%, 08/01/2050	565,838	492,985
Pool BP9598, 2.50%, 08/01/2050	395,536	343,275
Pool BQ0192, 2.50%, 08/01/2050	1,360,460	1,174,858
Pool BQ0210, 2.50%, 08/01/2050	1,794,309	1,553,900
Pool BQ0228, 2.50%, 08/01/2050	1,565,057	1,346,937
Pool BQ0248, 2.50%, 08/01/2050	1,155,100	993,248

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool CA6683, 2.50%, 08/01/2050	$3,112,240	$2,683,592
Pool BQ1546, 2.50%, 09/01/2050	2,649,873	2,278,507
Pool BQ1572, 2.50%, 09/01/2050	3,426,775	2,946,538
Pool BQ1604, 2.50%, 09/01/2050	2,292,590	1,976,641
Pool BQ2363, 2.50%, 09/01/2050	1,543,495	1,328,384
Pool BQ3065, 2.50%, 09/01/2050	2,634,797	2,275,348
Pool BQ3113, 2.50%, 10/01/2050	1,441,359	1,239,364
Pool BQ4813, 2.50%, 10/01/2050	2,692,922	2,315,248
Pool BQ4877, 2.50%, 10/01/2050	708,706	611,587
Pool CA7296, 2.50%, 10/01/2050	1,037,452	892,871
Pool BQ7638, 2.50%, 11/01/2050	2,700,223	2,326,004
Pool CA7663, 2.50%, 11/01/2050	1,599,526	1,375,165
Pool BR2612, 2.50%, 02/01/2051	449,749	387,530
Pool BR5455, 2.50%, 03/01/2051	1,339,465	1,158,096
Pool BR7692, 2.50%, 04/01/2051	1,373,614	1,185,277
Pool BR9147, 2.50%, 05/01/2051	2,381,584	2,059,117
Pool BT1269, 2.50%, 07/01/2051	5,035,508	4,324,782
Pool BT2707, 2.50%, 07/01/2051	6,241,421	5,359,201
Pool BT2781, 2.50%, 08/01/2051	3,321,467	2,861,941
Pool BT7190, 2.50%, 08/01/2051	2,981,594	2,573,336
Pool BT9012, 2.50%, 08/01/2051	655,814	566,352
Pool BT7260, 2.50%, 09/01/2051	2,065,573	1,784,833
Pool BU1093, 2.50%, 10/01/2051	3,285,250	2,840,139
Pool CB2073, 2.50%, 11/01/2051	9,537,763	8,188,674
Pool BU7797, 2.50%, 12/01/2051	1,307,466	1,128,835
Pool BU7877, 2.50%, 12/01/2051	1,604,979	1,384,956
Pool BU7879, 2.50%, 12/01/2051	1,056,137	915,003
Pool BU7880, 2.50%, 12/01/2051	1,017,604	882,171
Pool BU7876, 2.50%, 01/01/2052	2,566,701	2,201,505
Pool BU7878, 2.50%, 01/01/2052	1,905,977	1,647,136
Pool BU9862, 2.50%, 01/01/2052	1,520,112	1,303,285
Pool BU9863, 2.50%, 01/01/2052	1,376,474	1,188,028
Pool CB2518, 2.50%, 01/01/2052	3,882,655	3,330,227
Pool BT2174, 2.50%, 02/01/2052	1,171,910	1,008,387
Pool BV3017, 2.50%, 02/01/2052	1,223,142	1,052,454
Pool BV3214, 2.50%, 02/01/2052	768,239	664,097
Pool BV4126, 2.50%, 02/01/2052	450,321	386,181
Pool BV4855, 2.50%, 02/01/2052	616,105	528,227
Pool CB2792, 2.50%, 02/01/2052	3,573,449	3,082,955
Pool BT8101, 2.50%, 03/01/2052	736,176	633,114
Pool BV2851, 2.50%, 03/01/2052	24,502,535	20,978,060
Pool BV5521, 2.50%, 03/01/2052	557,885	478,312
Pool CB3045, 2.50%, 03/01/2052	8,029,872	6,911,877
Pool BV5364, 2.50%, 04/01/2052	298,798	256,964
Pool BW1785, 2.50%, 04/01/2052	944,049	810,573
Pool CB3337, 2.50%, 04/01/2052	1,293,913	1,108,815
Pool MA4578, 2.50%, 04/01/2052	6,969,078	5,966,720
Pool FS1278, 3.00%, 04/01/2037	13,010,362	12,251,193
Pool AB6333, 3.00%, 09/01/2042	370,178	339,693
Pool AP7482, 3.00%, 09/01/2042	60,810	55,804
Pool AP9712, 3.00%, 09/01/2042	74,207	68,095
Pool AB7486, 3.00%, 12/01/2042	675,639	619,641
Pool AR5591, 3.00%, 01/01/2043	33,637	30,866
Pool AT1983, 3.00%, 04/01/2043	424,619	389,647
Pool AB9496, 3.00%, 05/01/2043	23,504	21,568

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AR6415, 3.00%, 05/01/2043	$216,377	$198,552
Pool AT0343, 3.00%, 05/01/2043	33,773	30,991
Pool AS7134, 3.00%, 05/01/2046	559,267	505,736
Pool AS7340, 3.00%, 06/01/2046	1,362,980	1,233,183
Pool BC1141, 3.00%, 06/01/2046	324,466	293,484
Pool AS7521, 3.00%, 07/01/2046	1,084,122	980,582
Pool BD0472, 3.00%, 07/01/2046	277,493	248,918
Pool AS7816, 3.00%, 08/01/2046	1,756,939	1,587,003
Pool BC2796, 3.00%, 08/01/2046	1,074,775	972,369
Pool AS7899, 3.00%, 09/01/2046	756,018	681,799
Pool BD6343, 3.00%, 09/01/2046	337,170	306,374
Pool AS8079, 3.00%, 10/01/2046	1,591,916	1,439,103
Pool BC4722, 3.00%, 10/01/2046	498,023	448,407
Pool AS8290, 3.00%, 11/01/2046	1,335,281	1,203,718
Pool AS8463, 3.00%, 12/01/2046	1,984,869	1,791,441
Pool BC9073, 3.00%, 12/01/2046	1,826,308	1,646,326
Pool AS8650, 3.00%, 01/01/2047	3,502,715	3,146,855
Pool BD7042, 3.00%, 03/01/2047	362,071	325,609
Pool BN6614, 3.00%, 05/01/2049	217,997	194,629
Pool BN8885, 3.00%, 05/01/2049	307,589	274,570
Pool BN6722, 3.00%, 06/01/2049	475,580	424,652
Pool BN8907, 3.00%, 06/01/2049	223,879	199,977
Pool BN8921, 3.00%, 06/01/2049	37,080	33,222
Pool BO1800, 3.00%, 06/01/2049	1,221,171	1,090,209
Pool BO1272, 3.00%, 07/01/2049	472,580	426,490
Pool BO1283, 3.00%, 07/01/2049	554,380	495,013
Pool CA3873, 3.00%, 07/01/2049	594,073	530,396
Pool BN7692, 3.00%, 08/01/2049	387,295	345,679
Pool BO1314, 3.00%, 08/01/2049	1,158,909	1,034,933
Pool BO1318, 3.00%, 08/01/2049	982,025	876,556
Pool BO1324, 3.00%, 08/01/2049	1,827,245	1,631,142
Pool CA3957, 3.00%, 08/01/2049	1,589,188	1,422,004
Pool BO2209, 3.00%, 09/01/2049	1,042,093	929,900
Pool BO2957, 3.00%, 09/01/2049	905,556	812,392
Pool BO2962, 3.00%, 09/01/2049	1,406,873	1,255,929
Pool BO3017, 3.00%, 09/01/2049	1,395,981	1,246,646
Pool BO3200, 3.00%, 09/01/2049	705,432	629,344
Pool CA4244, 3.00%, 09/01/2049	275,457	245,744
Pool BO5402, 3.00%, 10/01/2049	1,467,456	1,313,044
Pool BO5431, 3.00%, 10/01/2049	844,545	754,033
Pool BO5441, 3.00%, 10/01/2049	869,982	778,296
Pool CA4331, 3.00%, 10/01/2049	2,467,009	2,201,424
Pool BO4660, 3.00%, 11/01/2049	1,446,103	1,289,076
Pool BO5348, 3.00%, 11/01/2049	1,934,440	1,726,185
Pool BO5477, 3.00%, 11/01/2049	1,032,386	923,442
Pool BO5487, 3.00%, 11/01/2049	1,264,318	1,131,021
Pool CA4531, 3.00%, 11/01/2049	3,864,738	3,450,507
Pool BO5371, 3.00%, 12/01/2049	746,777	668,899
Pool BO6215, 3.00%, 12/01/2049	215,926	192,541
Pool BO8900, 3.00%, 12/01/2049	723,493	647,376
Pool BO8936, 3.00%, 01/01/2050	1,275,728	1,137,332
Pool BO8980, 3.00%, 01/01/2050	543,517	486,640
Pool CA5097, 3.00%, 01/01/2050	645,829	575,632
Pool BO9005, 3.00%, 02/01/2050	679,820	607,122
Pool BP1309, 3.00%, 02/01/2050	750,399	668,941

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool CA5237, 3.00%, 02/01/2050	$1,243,203	$1,109,589
Pool BP1374, 3.00%, 03/01/2050	1,283,385	1,145,136
Pool BP1467, 3.00%, 03/01/2050	1,147,102	1,026,072
Pool BP5412, 3.00%, 05/01/2050	444,882	398,829
Pool BP5425, 3.00%, 05/01/2050	214,441	191,562
Pool CA5694, 3.00%, 05/01/2050	2,267,088	2,020,671
Pool BP5448, 3.00%, 06/01/2050	123,473	110,431
Pool BP5471, 3.00%, 06/01/2050	174,801	155,922
Pool BP5499, 3.00%, 06/01/2050	270,707	241,097
Pool BP8733, 3.00%, 06/01/2050	610,606	543,589
Pool CA6160, 3.00%, 06/01/2050	337,359	300,550
Pool BP8743, 3.00%, 07/01/2050	346,304	310,762
Pool BP8760, 3.00%, 07/01/2050	203,517	182,218
Pool BP8790, 3.00%, 07/01/2050	680,436	606,900
Pool BP8815, 3.00%, 07/01/2050	659,335	589,436
Pool BP9535, 3.00%, 07/01/2050	532,265	475,033
Pool BP9536, 3.00%, 07/01/2050	955,131	854,576
Pool BP9567, 3.00%, 07/01/2050	721,452	645,458
Pool BP9597, 3.00%, 08/01/2050	561,652	502,327
Pool BQ0193, 3.00%, 08/01/2050	385,199	343,464
Pool BQ0211, 3.00%, 08/01/2050	362,995	324,953
Pool BQ0229, 3.00%, 08/01/2050	544,974	489,592
Pool BQ0249, 3.00%, 08/01/2050	584,009	522,983
Pool BQ1573, 3.00%, 09/01/2050	2,039,961	1,822,315
Pool BV4127, 3.00%, 03/01/2052	846,153	753,351
Pool BV5365, 3.00%, 04/01/2052	1,138,370	1,008,895
Pool BV5366, 3.00%, 04/01/2052	1,218,796	1,086,822
Pool CB3338, 3.00%, 04/01/2052	6,071,440	5,380,173
Pool BT8102, 3.00%, 05/01/2052	865,356	767,136
Pool BV8519, 3.00%, 05/01/2052	1,271,155	1,131,150
Pool BV8520, 3.00%, 05/01/2052	815,132	728,383
Pool BW1786, 3.00%, 05/01/2052	1,023,820	907,257
Pool MA4698, 3.00%, 08/01/2052	12,956,286	11,469,290
Pool AS0092, 3.50%, 07/01/2043	119,417	112,241
Pool AU1769, 3.50%, 08/01/2043	124,607	117,248
Pool AX4858, 3.50%, 12/01/2044	125,363	117,706
Pool AX7551, 3.50%, 01/01/2045	114,474	107,478
Pool AY4388, 3.50%, 02/01/2045	130,532	122,826
Pool AS4536, 3.50%, 03/01/2045	70,264	65,901
Pool AX9585, 3.50%, 03/01/2045	669,151	629,386
Pool AY5019, 3.50%, 03/01/2045	86,501	80,238
Pool AS4738, 3.50%, 04/01/2045	313,896	294,332
Pool AY1387, 3.50%, 04/01/2045	89,580	84,049
Pool AS4913, 3.50%, 05/01/2045	448,613	420,291
Pool AY3458, 3.50%, 05/01/2045	213,367	200,116
Pool AY8252, 3.50%, 05/01/2045	9,053	8,506
Pool AY8271, 3.50%, 05/01/2045	86,128	80,627
Pool AS5117, 3.50%, 06/01/2045	424,373	397,743
Pool AZ2274, 3.50%, 06/01/2045	153,293	143,543
Pool AZ2316, 3.50%, 06/01/2045	51,282	47,703
Pool AS5351, 3.50%, 07/01/2045	103,763	97,424
Pool AZ0805, 3.50%, 07/01/2045	355,603	333,510
Pool AZ5686, 3.50%, 07/01/2045	55,115	51,668
Pool AS5579, 3.50%, 08/01/2045	98,307	92,222
Pool AZ5696, 3.50%, 08/01/2045	21,750	20,437

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AS5767, 3.50%, 09/01/2045	$167,747	$157,103
Pool AZ2904, 3.50%, 09/01/2045	111,344	104,275
Pool AZ9193, 3.50%, 09/01/2045	116,822	108,606
Pool AS5917, 3.50%, 10/01/2045	232,692	217,832
Pool AZ4755, 3.50%, 10/01/2045	110,175	103,146
Pool AS6127, 3.50%, 11/01/2045	304,995	285,643
Pool AS6309, 3.50%, 12/01/2045	240,185	225,046
Pool BC0066, 3.50%, 12/01/2045	154,612	144,657
Pool AS6467, 3.50%, 01/01/2046	870,516	815,103
Pool AS6616, 3.50%, 02/01/2046	577,316	540,327
Pool BC0223, 3.50%, 02/01/2046	784,467	734,339
Pool BC0226, 3.50%, 02/01/2046	119,580	111,893
Pool AS6785, 3.50%, 03/01/2046	802,126	750,730
Pool AS6956, 3.50%, 04/01/2046	1,331,589	1,246,134
Pool BC0801, 3.50%, 04/01/2046	401,015	375,363
Pool AS7135, 3.50%, 05/01/2046	102,848	96,151
Pool BC6041, 3.50%, 05/01/2046	347,329	324,468
Pool BD0456, 3.50%, 06/01/2046	18,134	16,996
Pool BC9068, 3.50%, 12/01/2046	317,319	296,693
Pool AS8635, 3.50%, 01/01/2047	2,150,810	2,009,434
Pool AS8808, 3.50%, 02/01/2047	1,304,832	1,221,093
Pool AS8918, 3.50%, 03/01/2047	2,745,829	2,565,621
Pool BD7046, 3.50%, 03/01/2047	2,679,915	2,504,543
Pool BE7198, 3.50%, 03/01/2047	319,112	297,990
Pool AS9380, 3.50%, 04/01/2047	995,335	930,940
Pool BH1139, 3.50%, 04/01/2047	34,406	32,419
Pool BH1158, 3.50%, 04/01/2047	349,833	326,691
Pool AS9548, 3.50%, 05/01/2047	1,136,444	1,061,742
Pool BD2416, 3.50%, 05/01/2047	934,360	873,426
Pool AS9814, 3.50%, 06/01/2047	1,062,154	992,443
Pool BE3687, 3.50%, 06/01/2047	515,736	481,568
Pool BH5307, 3.50%, 06/01/2047	357,640	333,830
Pool AS9943, 3.50%, 07/01/2047	1,983,386	1,852,599
Pool BH5329, 3.50%, 07/01/2047	167,992	156,793
Pool BH2607, 3.50%, 08/01/2047	545,227	510,748
Pool CA0116, 3.50%, 08/01/2047	769,207	717,926
Pool BH2671, 3.50%, 09/01/2047	905,725	845,626
Pool BH5391, 3.50%, 09/01/2047	242,087	226,601
Pool CA0408, 3.50%, 09/01/2047	134,584	126,143
Pool BH4063, 3.50%, 10/01/2047	613,851	573,503
Pool BH9370, 3.50%, 10/01/2047	75,652	70,778
Pool CA0566, 3.50%, 10/01/2047	586,008	546,456
Pool BH5746, 3.50%, 11/01/2047	937,608	875,491
Pool CA0744, 3.50%, 11/01/2047	244,827	228,734
Pool BH7046, 3.50%, 12/01/2047	2,471,145	2,308,458
Pool BJ1663, 3.50%, 12/01/2047	880,276	820,843
Pool CA0918, 3.50%, 12/01/2047	829,910	774,667
Pool BH7097, 3.50%, 01/01/2048	1,628,226	1,521,371
Pool BJ4551, 3.50%, 01/01/2048	704,771	655,769
Pool BJ4562, 3.50%, 01/01/2048	552,037	515,522
Pool CA1074, 3.50%, 01/01/2048	1,645,344	1,536,509
Pool BH9270, 3.50%, 02/01/2048	1,303,877	1,217,088
Pool BJ4611, 3.50%, 02/01/2048	958,125	895,943
Pool BJ4612, 3.50%, 02/01/2048	315,781	295,122
Pool CA1243, 3.50%, 02/01/2048	2,978,891	2,789,294

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool BJ0616, 3.50%, 03/01/2048	$1,623,117	$1,514,914
Pool BJ0652, 3.50%, 03/01/2048	807,885	755,281
Pool BK1959, 3.50%, 03/01/2048	881,654	821,784
Pool BK1960, 3.50%, 03/01/2048	406,633	379,187
Pool CA1415, 3.50%, 03/01/2048	1,493,035	1,392,884
Pool MA3574, 3.50%, 01/01/2049	1,305,487	1,214,125
Pool BN5245, 3.50%, 02/01/2049	457,332	427,931
Pool MA3597, 3.50%, 02/01/2049	2,288,101	2,127,025
Pool BN5344, 3.50%, 03/01/2049	681,551	631,671
Pool BN6235, 3.50%, 04/01/2049	58,207	54,043
Pool BN6245, 3.50%, 04/01/2049	25,244	23,438
Pool BN6283, 3.50%, 04/01/2049	355,395	329,828
Pool BN6567, 3.50%, 04/01/2049	686,229	640,548
Pool CA3399, 3.50%, 04/01/2049	880,875	815,861
Pool BN6299, 3.50%, 05/01/2049	655,404	607,034
Pool BN6619, 3.50%, 05/01/2049	731,200	681,542
Pool BN8886, 3.50%, 05/01/2049	1,548,852	1,435,500
Pool CA3556, 3.50%, 05/01/2049	962,001	894,682
Pool BN6735, 3.50%, 06/01/2049	760,399	706,245
Pool BN8911, 3.50%, 06/01/2049	1,000,565	926,099
Pool BN8922, 3.50%, 06/01/2049	608,983	564,795
Pool BN8930, 3.50%, 06/01/2049	897,587	830,207
Pool CA3738, 3.50%, 06/01/2049	747,041	701,768
Pool BO1273, 3.50%, 07/01/2049	1,039,922	962,204
Pool BO1284, 3.50%, 07/01/2049	1,170,790	1,086,560
Pool BO1315, 3.50%, 07/01/2049	316,122	293,866
Pool BO1795, 3.50%, 07/01/2049	410,658	381,242
Pool CA3874, 3.50%, 07/01/2049	421,193	389,846
Pool BO1319, 3.50%, 08/01/2049	1,393,632	1,289,480
Pool BO1358, 3.50%, 08/01/2049	1,065,619	985,321
Pool BO2963, 3.50%, 09/01/2049	1,073,274	993,704
Pool BO5403, 3.50%, 10/01/2049	124,715	116,553
Pool BO5349, 3.50%, 11/01/2049	120,165	112,375
Pool BO5478, 3.50%, 11/01/2049	1,229,992	1,139,568
Pool BO5488, 3.50%, 11/01/2049	1,010,739	934,079
Pool BO5372, 3.50%, 12/01/2049	282,618	260,974
Pool BO8937, 3.50%, 01/01/2050	403,851	373,669
Pool BO9006, 3.50%, 02/01/2050	484,552	450,572
Pool BP1310, 3.50%, 02/01/2050	414,042	388,857
Pool BP1468, 3.50%, 03/01/2050	404,268	376,806
Pool BV5367, 3.50%, 04/01/2052	599,087	549,997
Pool BV5368, 3.50%, 04/01/2052	1,108,783	1,022,559
Pool MA4580, 3.50%, 04/01/2052	5,440,038	4,982,878
Pool BV8521, 3.50%, 05/01/2052	2,867,710	2,628,503
Pool BV8522, 3.50%, 05/01/2052	1,829,010	1,690,600
Pool BV9871, 3.50%, 05/01/2052	865,797	795,874
Pool CB3688, 3.50%, 05/01/2052	9,052,973	8,297,837
Pool BT8242, 3.50%, 06/01/2052	408,829	374,811
Pool BW1784, 3.50%, 06/01/2052	1,311,017	1,203,589
Pool BW6010, 3.50%, 06/01/2052	1,739,265	1,594,190
Pool CB3798, 3.50%, 06/01/2052	7,236,345	6,631,970
Pool CB3986, 3.50%, 06/01/2052	4,751,298	4,354,477
Pool AH0540, 4.00%, 12/01/2040	24,674	24,179
Pool AH2979, 4.00%, 01/01/2041	23,649	23,217
Pool AH5643, 4.00%, 01/01/2041	59,551	58,307

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AH5671, 4.00%, 02/01/2041	$61,674	$60,375
Pool AH8877, 4.00%, 04/01/2041	93,889	91,908
Pool AI9871, 4.00%, 09/01/2041	53,083	52,073
Pool AJ4024, 4.00%, 10/01/2041	64,752	63,440
Pool AU9998, 4.00%, 09/01/2043	55,009	53,758
Pool AS0716, 4.00%, 10/01/2043	184,282	180,548
Pool AU6721, 4.00%, 10/01/2043	84,434	82,864
Pool AV0191, 4.00%, 10/01/2043	36,536	35,857
Pool AV0214, 4.00%, 10/01/2043	34,665	34,020
Pool AS0929, 4.00%, 11/01/2043	160,353	156,634
Pool AU6999, 4.00%, 11/01/2043	559,143	544,975
Pool AU7007, 4.00%, 11/01/2043	118,826	116,070
Pool AS1368, 4.00%, 12/01/2043	49,055	47,917
Pool AV0670, 4.00%, 12/01/2043	92,391	90,247
Pool AS1427, 4.00%, 01/01/2044	140,151	137,542
Pool AV6342, 4.00%, 01/01/2044	81,891	79,203
Pool AS1671, 4.00%, 02/01/2044	38,047	37,339
Pool AV5020, 4.00%, 02/01/2044	194,793	190,273
Pool AS1877, 4.00%, 03/01/2044	16,589	16,281
Pool AV7087, 4.00%, 03/01/2044	188,996	184,612
Pool AW0985, 4.00%, 05/01/2044	66,770	65,221
Pool AW3597, 4.00%, 06/01/2044	121,478	118,659
Pool AW5358, 4.00%, 06/01/2044	50,404	49,260
Pool AS2826, 4.00%, 07/01/2044	80,071	78,213
Pool AW8968, 4.00%, 07/01/2044	27,445	26,934
Pool AS3009, 4.00%, 08/01/2044	122,854	120,004
Pool AS3493, 4.00%, 10/01/2044	241,021	236,458
Pool AX0902, 4.00%, 10/01/2044	36,205	35,523
Pool AX3165, 4.00%, 10/01/2044	22,932	22,505
Pool AS3951, 4.00%, 11/01/2044	13,074	12,778
Pool AX4856, 4.00%, 12/01/2044	58,236	57,152
Pool AX7550, 4.00%, 12/01/2044	109,415	107,379
Pool AY5025, 4.00%, 03/01/2045	262,524	255,443
Pool AY8277, 4.00%, 05/01/2045	53,392	52,241
Pool AZ5697, 4.00%, 08/01/2045	56,402	55,111
Pool AZ9195, 4.00%, 09/01/2045	49,139	48,177
Pool BE7194, 4.00%, 03/01/2047	525,570	510,268
Pool BE7216, 4.00%, 04/01/2047	464,481	452,198
Pool BH1143, 4.00%, 04/01/2047	284,233	274,802
Pool BD2419, 4.00%, 05/01/2047	1,144,925	1,105,599
Pool BH1167, 4.00%, 05/01/2047	168,673	165,535
Pool BE3689, 4.00%, 06/01/2047	2,134,305	2,060,997
Pool BH5309, 4.00%, 06/01/2047	1,067,589	1,032,351
Pool BE3762, 4.00%, 07/01/2047	820,940	789,989
Pool BH5334, 4.00%, 07/01/2047	5,643	5,559
Pool BH5335, 4.00%, 07/01/2047	239,845	235,382
Pool BH5361, 4.00%, 08/01/2047	426,546	411,168
Pool BH5395, 4.00%, 09/01/2047	583,133	567,921
Pool BH4060, 4.00%, 10/01/2047	707,500	681,992
Pool BH9379, 4.00%, 10/01/2047	123,443	120,310
Pool BH5748, 4.00%, 11/01/2047	823,064	791,480
Pool BJ4571, 4.00%, 01/01/2048	216,349	212,041
Pool BK1957, 4.00%, 03/01/2048	265,969	256,380
Pool BK1968, 4.00%, 03/01/2048	673,241	648,967
Pool BK1969, 4.00%, 03/01/2048	643,155	627,752

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool BK2557, 4.00%, 03/01/2048	$958,193	$926,566
Pool BJ2676, 4.00%, 04/01/2048	330,827	318,899
Pool BK2008, 4.00%, 04/01/2048	470,708	456,082
Pool BJ2752, 4.00%, 05/01/2048	1,017,208	978,171
Pool BJ9235, 4.00%, 06/01/2048	1,872,716	1,800,852
Pool BK5289, 4.00%, 06/01/2048	621,018	601,058
Pool CA1934, 4.00%, 06/01/2048	1,348,774	1,299,730
Pool BK0898, 4.00%, 07/01/2048	189,256	182,432
Pool BK8813, 4.00%, 07/01/2048	645,160	621,897
Pool CA2094, 4.00%, 07/01/2048	1,400,408	1,346,662
Pool BK4747, 4.00%, 08/01/2048	349,722	337,112
Pool BK8829, 4.00%, 08/01/2048	269,665	261,973
Pool BH0713, 4.00%, 09/01/2048	252,187	243,429
Pool BK4815, 4.00%, 09/01/2048	635,817	611,414
Pool BK8895, 4.00%, 09/01/2048	600,079	580,791
Pool CA2315, 4.00%, 09/01/2048	538,924	519,492
Pool BK7669, 4.00%, 10/01/2048	820,917	789,412
Pool CA2532, 4.00%, 10/01/2048	1,184,123	1,138,004
Pool BK7934, 4.00%, 11/01/2048	1,339,762	1,288,345
Pool BH0723, 4.00%, 12/01/2048	286,558	277,754
Pool BN0321, 4.00%, 12/01/2048	716,723	689,218
Pool BN3958, 4.00%, 12/01/2048	433,548	416,783
Pool CA2994, 4.00%, 01/01/2049	296,667	285,970
Pool BN4338, 4.00%, 02/01/2049	231,814	225,221
Pool BN4347, 4.00%, 02/01/2049	217,174	210,212
Pool BN5288, 4.00%, 02/01/2049	1,023,831	984,539
Pool CA3143, 4.00%, 02/01/2049	497,278	479,349
Pool BN4373, 4.00%, 03/01/2049	664,945	638,798
Pool BN4386, 4.00%, 03/01/2049	217,696	208,573
Pool BN5350, 4.00%, 03/01/2049	297,601	285,511
Pool BN6227, 4.00%, 03/01/2049	161,831	155,890
Pool CA3270, 4.00%, 03/01/2049	209,614	201,098
Pool BN6236, 4.00%, 04/01/2049	18,070	17,618
Pool BN6247, 4.00%, 04/01/2049	171,494	167,021
Pool BN6285, 4.00%, 04/01/2049	353,509	339,148
Pool BN6563, 4.00%, 04/01/2049	171,537	164,344
Pool BN6301, 4.00%, 05/01/2049	764,796	734,141
Pool BN8894, 4.00%, 05/01/2049	711,886	686,220
Pool BN8913, 4.00%, 06/01/2049	335,016	322,718
Pool BN8923, 4.00%, 06/01/2049	688,686	662,257
Pool BN8931, 4.00%, 06/01/2049	491,450	472,125
Pool BO1274, 4.00%, 07/01/2049	423,651	405,886
Pool BO1285, 4.00%, 07/01/2049	635,147	609,758
Pool BO1316, 4.00%, 07/01/2049	131,389	126,881
Pool BO1326, 4.00%, 08/01/2049	824,742	787,299
Pool BO2971, 4.00%, 09/01/2049	272,336	262,160
Pool BO5432, 4.00%, 10/01/2049	609,136	586,776
Pool BO5373, 4.00%, 12/01/2049	114,974	111,053
Pool BO8938, 4.00%, 01/01/2050	411,823	401,077
Pool BO9007, 4.00%, 02/01/2050	250,858	240,830
Pool BV8523, 4.00%, 05/01/2052	1,869,012	1,770,700
Pool BV8524, 4.00%, 05/01/2052	1,786,858	1,700,344
Pool BV9872, 4.00%, 05/01/2052	1,798,247	1,701,786
Pool BV9873, 4.00%, 05/01/2052	2,161,914	2,055,497
Pool BW1787, 4.00%, 05/01/2052	152,550	144,832

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BT8307, 4.00%, 06/01/2052	$1,131,303	$1,070,612
Pool CB3987, 4.00%, 06/01/2052	9,101,945	8,614,597
Pool BW6011, 4.00%, 07/01/2052	998,384	945,447
Pool CB4207, 4.00%, 07/01/2052	4,221,062	3,994,191
Pool BX0008, 4.00%, 09/01/2052	232,633	220,105
Pool AC4095, 4.50%, 09/01/2039	4,863	4,792
Pool AH6769, 4.50%, 03/01/2041	91,667	91,635
Pool AI3491, 4.50%, 06/01/2041	149,727	149,676
Pool AI5362, 4.50%, 06/01/2041	87,734	86,500
Pool AI6155, 4.50%, 07/01/2041	185,489	184,705
Pool AI8167, 4.50%, 08/01/2041	79,310	78,565
Pool BH1145, 4.50%, 04/01/2047	261,572	256,793
Pool BK2031, 4.50%, 04/01/2048	217,619	213,368
Pool BK5278, 4.50%, 05/01/2048	722,244	717,747
Pool BK5299, 4.50%, 06/01/2048	372,565	365,623
Pool BK8815, 4.50%, 07/01/2048	234,621	229,469
Pool BK8869, 4.50%, 09/01/2048	943,048	936,688
Pool BK8905, 4.50%, 09/01/2048	331,561	324,697
Pool BN0889, 4.50%, 11/01/2048	366,128	358,702
Pool BN0323, 4.50%, 12/01/2048	268,484	263,895
Pool BN4308, 4.50%, 12/01/2048	185,462	182,374
Pool CA2842, 4.50%, 12/01/2048	399,416	394,819
Pool BN5289, 4.50%, 01/01/2049	120,196	118,166
Pool BN4339, 4.50%, 02/01/2049	196,602	192,899
Pool BN4384, 4.50%, 03/01/2049	142,171	139,823
Pool BN6238, 4.50%, 04/01/2049	123,827	122,161
Pool BN6277, 4.50%, 04/01/2049	70,347	68,873
Pool BN6302, 4.50%, 05/01/2049	7,548	7,386
Pool BN8924, 4.50%, 06/01/2049	294,032	291,321
Pool BN8932, 4.50%, 06/01/2049	146,463	143,744
Pool BO1320, 4.50%, 08/01/2049	199,349	196,056
Pool BW6012, 4.50%, 07/01/2052	856,638	837,331
Pool BW5904, 4.50%, 08/01/2052	438,304	426,796
Pool CB4293, 4.50%, 08/01/2052	6,564,258	6,391,916
Pool BX0009, 4.50%, 09/01/2052	497,625	484,560
Pool CB4717, 4.50%, 09/01/2052	7,951,427	7,742,669
Pool CB4824, 4.50%, 10/01/2052	7,130,163	6,942,965
Pool BX0443, 4.50%, 11/01/2052	2,109,434	2,054,054
Pool 890230, 5.00%, 07/01/2040	2,735,422	2,797,357
Pool AD8500, 5.00%, 08/01/2040	80,231	80,101
Pool AH6772, 5.00%, 03/01/2041	50,069	50,015
Pool AH8879, 5.00%, 04/01/2041	185,029	184,911
Pool AI3492, 5.00%, 06/01/2041	169,647	169,630
Pool AI6154, 5.00%, 07/01/2041	110,700	110,629
Pool BK5300, 5.00%, 05/01/2048	387,640	389,940
Pool BK8817, 5.00%, 07/01/2048	89,035	88,820
Pool BK8870, 5.00%, 09/01/2048	507,347	510,855
Pool BN6239, 5.00%, 04/01/2049	35,916	35,796
Pool BX0444, 5.00%, 11/01/2052	3,064,371	3,051,270
Pool CB5052, 5.00%, 11/01/2052	25,717,181	25,608,024
Pool 890246, 5.50%, 11/01/2038	1,181,758	1,240,758
Pool BX0445, 5.50%, 11/01/2052	4,970,196	5,030,611
Pool CB5228, 5.50%, 12/01/2052	16,552,046	16,757,343
Pool 890247, 6.00%, 09/01/2038	1,289,457	1,356,685
Pool BX0446, 6.00%, 11/01/2052	983,992	1,006,776

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool 886136, 6.50%, 07/01/2036	$153,511	$158,079
Pool 900106, 6.50%, 08/01/2036	52,226	53,995
Pool 900649, 6.50%, 09/01/2036	98,134	101,054
Pool 947771, 6.50%, 09/01/2037	36,654	37,745
		621,487,650

FRESB Multifamily Mortgage Pass-Through Certificates - 0.48%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,898,934	2,612,983
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	2,115,100	1,916,264
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	3,653,740	3,287,447
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,438,365	2,125,673
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	990,614	861,230
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	2,000,000	1,761,051
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	2,000,000	1,854,790
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	513,098	475,601
Pool 2017-SB43, 4.50%, (ICE LIBOR USD 1 Month+0.700%), 10/25/2037 (b)	156,725	155,686
		15,050,725

GNMA Multifamily - 12.04%
Pool 2021-31, 1.10%, 01/16/2061	2,219,276	1,757,407
Pool 2021-36, 1.15%, 03/16/2057	1,955,336	1,597,075
Pool 2021-47, 1.15%, 03/16/2061	4,837,768	3,903,144
Pool 2021-28, 1.20%, 01/16/2062	15,152,670	12,287,287
Pool 2021-186, 1.25%, 05/16/2052	4,814,881	4,156,738
Pool 2021-5, 1.25%, 01/16/2061	480,157	388,820
Pool 2021-51, 1.25%, 10/16/2062	984,919	778,839
Pool 2020-135, 1.30%, 01/16/2063	1,348,506	1,092,573
Pool 2021-134 KQ, 1.40%, 03/16/2060	344,617	281,255
Pool 2021-43, 1.40%, 03/16/2062	5,085,428	4,164,161
Pool 2013-30 A, 1.50%, 05/16/2042	10,749	10,719
Pool 2022-23 AE, 1.50%, 04/16/2046	3,134,101	2,858,428
Pool 2022-3 AN, 1.50%, 09/16/2051	16,315,690	14,193,540
Pool 2022-17 AJ, 1.50%, 05/16/2056	491,718	413,566
Pool 2021-79, 1.50%, 10/16/2057	1,077,018	913,282
Pool 2021-218 AG, 1.50%, 11/16/2059	834,958	685,812
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,170,357	987,282
Pool 2021-218 AK, 1.50%, 10/16/2061	9,849,892	7,632,164
Pool 2021-217 AB, 1.50%, 12/16/2061	1,427,313	1,248,384
Pool 2021-68, 1.50%, 12/16/2061	1,310,070	1,106,483
Pool 2022-2 AC, 1.50%, 01/16/2062	8,716,278	7,328,520
Pool 2020-89 AB, 1.50%, 02/16/2062	420,189	344,025
Pool 2020-69, 1.50%, 03/16/2062	989,839	809,864
Pool 2021-164, 1.50%, 03/16/2062	2,698,061	2,255,780
Pool 2020-139, 1.50%, 04/16/2062	856,348	702,924
Pool 2021-210, 1.50%, 05/16/2062	499,628	409,447
Pool 2020-158, 1.50%, 09/16/2062	2,576,881	2,115,086
Pool 2021-102 AD, 1.50%, 10/16/2062	924,010	757,920
Pool 2020-170, 1.50%, 11/16/2062	399,371	326,126
Pool 2021-183, 1.50%, 01/16/2063	1,469,164	1,206,709
Pool 2021-40, 1.50%, 02/16/2063	7,831,578	6,409,809
Pool 2021-21, 1.50%, 06/16/2063	4,805,806	3,804,743
Pool 2021-164, 1.50%, 10/16/2063	394,629	318,938
Pool 2022-7 AC, 1.50%, 01/16/2064	1,965,387	1,612,954
Pool 2013-85 A, 1.55%, 09/16/2046	194,771	180,061
Pool 2013-7 AC, 1.60%, 03/16/2047	531,568	485,493

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2021-75, 1.60%, 04/16/2062	$2,417,826	$1,996,564
Pool 2020-197, 1.60%, 10/16/2062	3,528,184	2,911,869
Pool 2021-200, 1.60%, 10/16/2062	446,173	373,767
Pool 2022-21 AB, 1.60%, 12/16/2062	1,390,139	1,158,520
Pool 2020-100, 1.65%, 04/16/2062	779,622	654,412
Pool 2021-170, 1.65%, 12/16/2062	787,755	651,813
Pool 2021-65, 1.65%, 12/16/2062	400,074	330,572
Pool 2021-220 AC, 1.65%, 11/16/2063	4,776,896	3,915,813
Pool 2012-139 AB, 1.67%, 02/16/2053	44,746	37,566
Pool 2021-90, 1.70%, 05/16/2061	2,124,782	1,757,934
Pool 2013-50 AB, 1.73%, 05/16/2045	259,684	241,649
Pool 2022-15 AP, 1.75%, 12/16/2055	1,302,666	1,107,279
Pool 2021-222 AP, 1.75%, 02/16/2056	5,491,916	4,669,713
Pool 2022-14 AG, 1.75%, 01/01/2058	2,217,719	1,855,927
Pool 2021-128 PT, 1.75%, 06/16/2061	470,541	390,199
Pool 2022-038, 1.75%, 01/16/2062	7,748,212	6,208,553
Pool 2022-042, 1.75%, 01/16/2062	979,697	821,451
Pool 2022-41 AD, 1.75%, 01/16/2062	1,778,307	1,537,860
Pool 2021-80, 1.75%, 06/16/2062	1,923,769	1,620,092
Pool 2022-8 AB, 1.75%, 07/16/2062	1,496,655	1,272,725
Pool 2020-128, 1.75%, 10/16/2062	1,981,363	1,639,599
Pool 2021-110 AC, 1.75%, 10/16/2062	140,416	116,849
Pool 2021-33, 1.75%, 10/16/2062	1,118,933	927,437
Pool 2012-144 AD, 1.77%, 01/16/2053	150,457	134,942
Pool 2012-99 AE, 1.80%, 02/16/2048	564,298	488,527
Pool 2013-12 AB, 1.83%, 11/16/2052	123,575	115,289
Pool 2013-72 AC, 1.88%, 05/16/2046	320,586	294,632
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	663,155	570,774
Pool 2012-150 AB, 1.90%, 08/16/2044	22,493	21,547
Pool 2012-120 A, 1.90%, 02/16/2053	751,236	663,120
Pool 2020-71, 1.90%, 01/16/2062	760,644	635,410
Pool 2022-59 AB, 2.00%, 07/16/2043	1,396,655	1,304,385
Pool 2022-115, 2.00%, 09/16/2048	9,891,456	8,955,513
Pool 2013-128 AB, 2.00%, 10/16/2051	874,020	783,808
Pool 2011-143, 2.00%, 10/16/2057	1,580,429	1,326,975
Pool 2017-7, 2.00%, 11/16/2058	67,045	56,935
Pool 2022-042, 2.00%, 01/16/2062	987,004	850,538
Pool 2022-77 AD, 2.00%, 01/16/2062	1,251,011	1,067,182
Pool 2020-118 AC, 2.00%, 04/16/2062	613,529	517,453
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,161,502	976,010
Pool 2020-106 AG, 2.00%, 06/16/2062	866,706	729,160
Pool 2020-111 AD, 2.00%, 09/15/2062	1,539,460	1,299,963
Pool 2020-159, 2.00%, 10/16/2062	1,480,850	1,249,103
Pool 2022-71 AH, 2.00%, 05/16/2063	1,976,815	1,687,336
Pool 2022-035, 2.00%, 10/16/2063 (b)	360,386	316,377
Pool 2022-49 AH, 2.00%, 03/16/2064	5,745,432	4,809,394
Pool 2022-73 AK, 2.00%, 03/16/2064	2,218,736	1,860,346
Pool 2012-112 AD, 2.09%, 02/16/2053	91,754	80,758
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	173,693	154,156
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,958,465	4,203,032
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	125,885	109,130
Pool AA8478, 2.15%, 05/15/2035	261,396	260,893
Pool AA8479, 2.15%, 11/15/2035	549,735	548,677
Pool 2022-082, 2.15%, 12/16/2050	1,455,442	1,276,233
Pool 2022-96 DA, 2.15%, 02/16/2057	779,888	666,255

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Pool 2022-72 AD, 2.15%, 04/16/2063	$494,973	$420,634
Pool 2012-70 AB, 2.18%, 08/16/2052	20,980	20,258
Pool 2013-94 AB, 2.20%, 03/16/2054	214,838	192,437
Pool 2016-152, 2.20%, 08/15/2058	1,362,694	1,163,198
Pool 2020-2020, 2.20%, 04/16/2061	504,866	447,544
Pool 2020-70, 2.20%, 04/16/2062	534,447	454,424
Pool AC5324, 2.23%, 09/15/2032	605,898	600,900
Pool 2016-40, 2.25%, 03/16/2050	2,627,873	2,360,798
Pool 2012-111 AB, 2.25%, 09/16/2052	99,363	98,623
Pool 2019-127, 2.25%, 08/16/2053	325,604	282,834
Pool 2016-175, 2.25%, 09/16/2058	1,825,152	1,558,919
Pool 2020-10, 2.25%, 05/16/2060	2,259,246	2,023,873
Pool 2020-48, 2.25%, 11/16/2061	1,621,322	1,382,312
Pool 2022-149, 2.25%, 03/16/2062	4,780,130	4,357,224
Pool 2021-112 AC, 2.25%, 10/16/2063	1,435,014	1,210,903
Pool 2014-130 CA, 2.30%, 11/16/2042	938	935
Pool 2022-167, 2.30%, 10/16/2050	9,108,099	8,372,615
Pool 2017-20, 2.30%, 09/16/2057	744,925	645,160
Pool 2016-125, 2.30%, 12/16/2057	587,250	502,771
Pool 2017-003, 2.30%, 09/16/2058	1,057,036	905,058
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	445,565
Pool 2015-125 AB, 2.35%, 04/16/2047	1,571,236	1,438,762
Pool 2016-26, 2.35%, 11/16/2056	67,207	61,993
Pool 2016-87, 2.35%, 03/16/2058	318,457	275,311
Pool 2020-26 AD, 2.35%, 04/15/2061	2,525,904	2,194,663
Pool 2016-40, 2.40%, 06/16/2049	902,877	809,779
Pool 2018-16, 2.40%, 03/16/2050	3,498,530	3,209,362
Pool 2017-30, 2.40%, 03/16/2051	1,263,331	1,139,392
Pool 2018-26, 2.40%, 03/16/2052	1,336,620	1,253,526
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	1,265	1,260
Pool 2017-50, 2.40%, 01/16/2057	2,495,372	2,144,233
Pool 2017-16, 2.40%, 01/16/2058	589,717	513,377
Pool 2017-29, 2.40%, 01/16/2058	1,286,827	1,144,949
Pool 2016-113, 2.40%, 02/16/2058	601,715	516,429
Pool 2017-49, 2.40%, 05/16/2058	1,381,230	1,217,098
Pool 2017-41, 2.40%, 07/16/2058	568,210	512,378
Pool 2020-24 AB, 2.40%, 08/16/2061	879,233	766,339
Pool 2017-169, 2.45%, 03/16/2050	1,368,799	1,262,315
Pool 2020-23 AC, 2.45%, 02/16/2062	623,406	540,957
Pool 2018-30, 2.50%, 10/16/2048	83,132	81,967
Pool 2018-47, 2.50%, 01/16/2049	106,426	102,991
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,903,311	8,204,258
Pool 2017-111, 2.50%, 06/16/2051	76,996	72,026
Pool 2015-114 AD, 2.50%, 11/15/2051	575,935	542,597
Pool 2022-162, 2.50%, 04/16/2054	2,253,285	2,006,244
Pool 2022-150, 2.50%, 07/16/2055	1,275,158	1,162,899
Pool 2017-9, 2.50%, 09/16/2056	540,574	466,121
Pool 2017-157, 2.50%, 10/16/2056	464,924	420,729
Pool 2017-28, 2.50%, 02/16/2057	2,518,189	2,171,676
Pool 2016-36 A, 2.50%, 03/16/2057	155,625	137,425
Pool 2017-72, 2.50%, 04/16/2057	472,157	404,430
Pool 2016-71, 2.50%, 10/16/2057	1,256,441	1,084,351
Pool 2017-46, 2.50%, 11/16/2057	1,904,938	1,643,528
Pool 2017-64, 2.50%, 11/16/2057	393,157	338,928
Pool 2017-22, 2.50%, 12/16/2057	2,654,702	2,298,818

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-47, 2.50%, 08/16/2058	$315,000	$282,246
Pool 2017-81, 2.50%, 09/16/2058	263,643	229,910
Pool 2017-97, 2.50%, 09/16/2058	236,963	206,486
Pool 2018-3, 2.50%, 10/16/2058	3,046,729	2,681,158
Pool 2017-154, 2.50%, 12/16/2058	1,809,109	1,565,342
Pool 2017-127, 2.50%, 02/16/2059	506,108	436,321
Pool 2017-143, 2.50%, 02/16/2059	869,924	750,978
Pool 2018-75, 2.50%, 04/16/2059	687,018	624,218
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,803,138	2,415,949
Pool 2018-2, 2.50%, 07/16/2059	421,141	364,726
Pool 2017-169, 2.50%, 09/16/2059	78,266	67,654
Pool 2019-141, 2.50%, 08/16/2060	852,009	737,806
Pool 2020-8 AL, 2.50%, 01/16/2061	289,970	257,148
Pool 2019-107, 2.50%, 02/16/2061	529,805	457,568
Pool 2020-2 AH, 2.50%, 02/16/2061	2,346,186	2,061,847
Pool 2019-147 AE, 2.50%, 06/16/2061	638,883	551,950
Pool 2020-72, 2.50%, 02/16/2062	1,802,991	1,564,741
Pool 2020-10 AC, 2.50%, 04/16/2062	1,327,800	1,149,693
Pool 2016-64, 2.55%, 12/16/2057	828,897	717,543
Pool 2019-124, 2.55%, 09/16/2060	202,778	185,576
Pool 2018-74 AG, 2.60%, 12/16/2050	140,459	138,656
Pool 2017-106, 2.60%, 04/16/2051	84,783	78,332
Pool 2015-101 AE, 2.60%, 03/16/2052	265,150	241,632
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,636,994	1,477,137
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	2,132,739	1,887,570
Pool 2018-69, 2.60%, 03/16/2056	690,749	662,281
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	438,169	384,718
Pool 2016-24, 2.60%, 12/16/2056	159,668	144,154
Pool 2016-41, 2.60%, 06/16/2057	106,473	92,364
Pool 2017-90, 2.60%, 07/16/2057	2,113,764	1,901,160
Pool 2017-62, 2.60%, 11/16/2057	818,839	736,268
Pool 2017-92, 2.60%, 06/16/2058	999,212	909,047
Pool 2018-16, 2.60%, 06/16/2058	2,397,498	2,136,072
Pool 2017-74, 2.60%, 09/16/2058	2,622,798	2,294,336
Pool 2018-28, 2.60%, 09/16/2058	3,805,661	3,378,132
Pool 2017-108, 2.60%, 10/16/2058	414,072	364,355
Pool 2017-135, 2.60%, 10/16/2058	2,261,085	1,967,716
Pool 2017-70, 2.60%, 10/16/2058	166,418	145,993
Pool 2017-102, 2.60%, 12/16/2058 (b)	989,275	856,158
Pool 2017-124, 2.60%, 12/16/2058	514,668	449,485
Pool 2017-131, 2.60%, 12/16/2058 (b)	984,794	853,843
Pool 2017-7, 2.60%, 12/16/2058 (b)	2,627,224	2,091,005
Pool 2018-9, 2.60%, 12/16/2058	1,038,064	907,652
Pool 2017-105, 2.60%, 01/16/2059	299,990	264,326
Pool 2017-143, 2.60%, 01/16/2059	1,509,532	1,302,868
Pool 2017-94, 2.60%, 02/16/2059	189,467	166,224
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,511,827	3,048,857
Pool 2017-185, 2.60%, 04/16/2059 (b)	116,269	101,133
Pool 2017-126, 2.60%, 05/16/2059	75,129	66,261
Pool 2017-152, 2.60%, 05/16/2059	310,073	274,009
Pool 2017-61, 2.60%, 05/16/2059	639,043	563,893
Pool 2018-41 AD, 2.60%, 06/16/2059	573,969	535,583
Pool 2018-35, 2.60%, 09/16/2059	2,504,178	2,228,430
Pool 2019-88, 2.60%, 12/16/2059	538,126	485,902
Pool 2017-190, 2.60%, 03/16/2060	1,065,147	926,354

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
Pool 2019-147, 2.60%, 09/16/2060	$148,606	$130,958
Pool 2019-130, 2.60%, 11/16/2061	300,564	268,709
Pool 591746, 2.63%, 06/15/2048	718,743	703,302
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	98,580	90,553
Pool 2015-86 AC, 2.65%, 03/16/2050	324,881	307,870
Pool 2015-171 EA, 2.65%, 12/16/2052	37,939	33,536
Pool 2016-178, 2.65%, 08/16/2058	2,509,372	2,203,930
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	237,749	214,385
Pool 2018-60, 2.70%, 12/16/2058	695,838	636,307
Pool 2017-159, 2.70%, 01/16/2059	492,009	429,803
Pool 2018-25, 2.70%, 04/16/2059	4,642,358	4,157,757
Pool 2018-43, 2.70%, 10/16/2059	830,653	731,786
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,126,441	2,753,765
Pool AC3668, 2.73%, 04/15/2043	1,736,301	1,709,539
Pool 2018-62, 2.75%, 05/16/2051	554,364	515,391
Pool 2016-39, 2.75%, 01/16/2056	1,371,717	1,199,959
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	321,906	296,458
Pool 2017-54, 2.75%, 09/16/2057	231,880	206,316
Pool 2019-81 AC, 2.75%, 08/16/2060	72,175	63,842
Pool 2019-146, 2.75%, 07/16/2061 (b)	838,930	748,783
Pool 2022-163, 2.75%, 07/16/2062	553,713	506,215
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	461,061	420,973
Pool 2014-186 AH, 2.80%, 08/16/2054	93,704	85,798
Pool 2015-140 AC, 2.80%, 11/16/2056	574,560	523,107
Pool 2018-56, 2.80%, 04/16/2058	2,558,153	2,326,287
Pool 2019-50, 2.80%, 06/16/2059	39,665	39,525
Pool BX1555, 2.80%, 06/15/2062 (e)	9,392,000	8,250,313
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	52,550	47,505
Pool 2018-82, 2.85%, 12/16/2051	1,090,369	988,353
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	11,141	11,037
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	695,587	631,866
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	70,263	65,730
Pool AV9479, 2.90%, 10/15/2051	7,756,828	7,742,211
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	473,779
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	419,852	383,697
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	228,759	211,289
Pool 2018-110, 2.90%, 09/16/2059	141,588	128,261
Pool 2019-94 AG, 2.95%, 07/16/2060	388,559	362,686
Pool 2016-40, 2.97%, 05/16/2050 (b)	820,736	744,439
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,740,487
Pool 2018-73, 3.00%, 04/16/2049	188,164	176,942
Pool 2018-96, 3.00%, 09/16/2049	504,644	473,229
Pool 2018-62, 3.00%, 05/16/2050	112,884	106,211
Pool 2018-98, 3.00%, 10/16/2050	84,364	81,243
Pool 2019-53, 3.00%, 06/16/2051	43,326	42,777
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,186,103
Pool 2022-187, 3.00%, 03/16/2054	449,400	412,749
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	363,660
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,496,244	1,365,921
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	550,782	501,708
Pool 2018-88, 3.00%, 02/16/2058	953,213	858,523
Pool 2018-43, 3.00%, 12/16/2058	166,050	154,695
Pool 2019-63, 3.00%, 02/16/2060	182,506	171,851
Pool 2019-47, 3.00%, 05/16/2060	128,146	115,853
Pool 2019-66, 3.00%, 05/16/2060	14,327	13,520

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2019-75 AC, 3.00%, 05/16/2060	$395,398	$374,604
Pool 2022-144, 3.00%, 10/16/2064 (b)	732,663	651,244
Pool 2014-164 BA, 3.05%, 09/16/2052	173,809	168,990
Pool AS2544, 3.10%, 04/15/2042	719,196	677,841
Pool 2014-164 AN, 3.10%, 03/16/2055 (b)	610,391	548,912
Pool AK8205, 3.10%, 09/15/2055	2,168,759	2,026,573
Pool 2018-85, 3.10%, 07/16/2057 (b)	729,899	675,324
Pool 2019-64, 3.10%, 01/16/2060	442,584	410,853
Pool 2019-105 A, 3.10%, 05/16/2061	10,706	9,898
Pool 2022-184, 3.15%, 01/16/2054	3,660,292	3,375,427
Pool 2018-136 AE, 3.15%, 09/16/2058	906,054	845,945
Pool 2019-32, 3.15%, 12/16/2059	680,956	657,829
Pool 2019-80 AB, 3.15%, 11/16/2060	35,003	31,492
Pool 2018-99, 3.20%, 01/16/2052	23,356	23,084
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	840,442
Pool AK7840, 3.25%, 03/15/2050	874,667	836,985
Pool 2022-202 AB, 3.25%, 07/16/2053	5,000,000	4,575,099
Pool 2022-199, 3.25%, 02/16/2054	645,000	597,910
Pool 2019-26, 3.25%, 01/16/2060	87,247	85,859
Pool 2019-37, 3.25%, 02/16/2060	943,849	892,992
Pool 2018-165 AB, 3.25%, 09/16/2060	1,431,656	1,291,751
Pool 2014-155 DC, 3.32%, 06/16/2047 (b)	781,555	741,428
Pool 2014-61 A, 3.34%, 02/16/2054 (b)	612,408	569,932
Pool AT8470, 3.40%, 10/15/2051	1,743,479	1,654,616
Pool AN9543, 3.45%, 11/15/2050	1,568,700	1,498,342
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	483,129	442,754
Pool AD8950, 3.51%, 09/15/2048	1,928,829	1,884,993
Pool AM0526, 3.51%, 05/15/2050	1,018,935	979,398
Pool AH5339, 3.55%, 12/15/2050	1,201,278	1,152,298
Pool AC6851, 3.62%, 08/15/2048	852,078	833,251
Pool AC6853, 3.62%, 08/15/2048	852,078	833,251
Pool 661707, 3.75%, 12/15/2054	823,976	794,584
Pool AG7484, 3.83%, 03/15/2049	433,023	420,679
Pool AO6152, 3.94%, 01/15/2045	1,804,025	1,739,732
Pool AH7386, 4.00%, 11/15/2053	1,818,265	1,763,373
Pool 768250, 4.01%, 08/15/2052	2,276,280	2,247,075
Pool BMOC-6418, 4.57%, 12/29/2032	5,200,000	5,287,547
Pool AH1338, 4.61%, 06/15/2055	463,676	454,590
Pool 699710, 5.43%, 07/15/2044	329,272	328,597
Pool 637911, 6.00%, 07/15/2035	298,326	297,863
Pool 636413, 6.25%, 04/15/2036	530,789	530,008
		376,861,093

GNMA Single Family - 0.53%
Pool BV1487, 2.50%, 08/20/2050	303,839	264,692
Pool G2 CE6248, 2.50%, 08/20/2051	255,719	222,836
Pool AD1699, 3.00%, 02/15/2043	58,838	54,608
Pool AV5053, 3.00%, 10/20/2046	299,196	271,983
Pool AX5461, 3.00%, 12/20/2046	795,495	720,096
Pool AX5544, 3.00%, 01/20/2047	202,796	184,402
Pool BV1491, 3.00%, 08/20/2050	679,249	615,061
Pool 779354, 3.50%, 06/15/2042	3,811	3,621
Pool AX5545, 3.50%, 01/20/2047	429,371	405,197
Pool BC5351, 3.50%, 09/20/2047	471,711	444,353
Pool BD9036, 3.50%, 11/20/2047	598,515	563,334

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
Pool 737576, 4.00%, 11/15/2040	$17,578	$17,070
Pool 737712, 4.00%, 12/15/2040	93,550	90,153
Pool 757173, 4.00%, 12/20/2040	119,121	115,294
Pool 737837, 4.00%, 01/15/2041	189,716	183,874
Pool 759104, 4.00%, 01/15/2041	161,503	155,614
Pool 2759436, 4.00%, 01/20/2041	60,345	58,408
Pool 2759466, 4.00%, 01/20/2041	151,671	146,800
Pool 759191, 4.00%, 02/15/2041	235,912	227,306
Pool 2759301, 4.00%, 02/20/2041	189,254	183,181
Pool 2763042, 4.00%, 04/20/2041	65,218	62,700
Pool 738629, 4.00%, 08/15/2041	300,188	290,946
Pool 738630, 4.00%, 08/15/2041	246,829	239,228
Pool 770515, 4.00%, 08/15/2041	380,115	366,248
Pool 738735, 4.00%, 09/15/2041	90,258	87,479
Pool 738954, 4.00%, 11/15/2041	51,114	49,137
Pool 778766, 4.00%, 01/15/2042	284,583	275,819
Pool 778847, 4.00%, 02/15/2042	45,366	43,735
Pool AF3781, 4.00%, 09/15/2043	299,818	290,583
Pool AG8734, 4.00%, 12/15/2043	143,438	139,020
Pool BH0074, 4.00%, 06/20/2048	1,174,991	1,125,801
Pool BI3170, 4.00%, 07/20/2048	244,908	234,769
Pool 717198, 4.50%, 06/15/2039	156,275	155,688
Pool 714594, 4.50%, 07/15/2039	33,141	32,900
Pool 720208, 4.50%, 07/15/2039	151,626	151,055
Pool 726402, 4.50%, 10/15/2039	13,259	13,162
Pool 728954, 4.50%, 12/15/2039	107,330	106,926
Pool 729017, 4.50%, 01/15/2040	212,011	210,321
Pool 737051, 4.50%, 03/15/2040	139,371	139,015
Pool 737222, 4.50%, 05/15/2040	119,101	118,796
Pool 698160, 4.50%, 07/15/2040	57,894	57,387
Pool 748456, 4.50%, 08/15/2040	180,246	179,569
Pool 738152, 4.50%, 04/15/2041	394,025	394,404
Pool 738267, 4.50%, 05/15/2041	171,679	170,552
Pool 763543, 4.50%, 05/15/2041	78,578	77,665
Pool 738397, 4.50%, 06/15/2041	271,101	270,408
Pool 770396, 4.50%, 06/15/2041	94,237	93,325
Pool 2783417, 4.50%, 08/20/2041	1,970,673	1,988,180
Pool BH0075, 4.50%, 06/20/2048	268,039	263,911
Pool BK9581, 4.50%, 02/20/2049	95,503	93,571
Pool 688624, 5.00%, 05/15/2038	76,931	77,831
Pool 411105, 5.00%, 01/15/2039	24,562	24,850
Pool 439079, 5.00%, 02/15/2039	113,223	115,364
Pool 646728, 5.00%, 03/15/2039	72,752	73,602
Pool 646750, 5.00%, 04/15/2039	58,349	59,032
Pool 646777, 5.00%, 05/15/2039	34,504	34,908
Pool 720288, 5.00%, 08/15/2039	87,392	88,353
Pool 722944, 5.00%, 08/15/2039	54,572	55,211
Pool 723006, 5.00%, 10/15/2039	140,170	141,877
Pool 726403, 5.00%, 10/15/2039	23,736	24,013
Pool 737055, 5.00%, 03/15/2040	181,461	183,736
Pool 658393, 5.00%, 06/15/2040	178,382	181,142
Pool 2783418, 5.00%, 06/20/2040	1,294,637	1,283,204
Pool 684677, 5.50%, 03/15/2038	73,361	75,018
Pool 2688636, 5.50%, 05/20/2038	208,918	211,836
Pool 690974, 5.50%, 06/15/2038	39,114	39,999

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2409120, 5.50%, 07/20/2038	$104,645	$106,035
Pool 2700671, 5.50%, 10/20/2038	67,512	68,363
Pool 411116, 5.50%, 01/15/2039	144,314	147,685
Pool 2684988, 6.00%, 03/20/2038	83,455	85,245
Pool 688626, 6.00%, 05/15/2038	102,716	105,992
Pool 2693900, 6.00%, 07/20/2038	128,412	131,286
Pool 696513, 6.00%, 08/15/2038	32,991	34,031
Pool 2696843, 6.00%, 08/20/2038	53,258	54,401
Pool 699255, 6.00%, 09/15/2038	127,305	131,347
Pool 2698997, 6.00%, 09/20/2038	102,854	105,099
Pool 705999, 6.00%, 01/15/2039	85,256	87,943
Pool 2696844, 6.50%, 08/20/2038	66,797	66,766
Pool 530199, 7.00%, 03/20/2031	37,300	37,305
		16,481,657

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,828

Small Business Administration - 0.65%
Pool American, 1.25%, 04/11/2038 (b)	566,672	560,460
Pool Cleburne, 1.25%, 07/15/2038 (b)	415,538	411,002
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	214,462	214,049
Pool 3046316007, 2.05%, 12/03/2032 (b)	162,660	158,777
Pool Premie, 2.95%, 08/29/2038 (b)	598,327	625,947
Pool Animal, 3.19%, 06/04/2023 (b)	29,059	29,577
Pool 507253, 3.50%, (Prime Rate-2.750%), 05/25/2030 (b)	13,060	13,093
Pool 508206, 3.60%, (Prime Rate-2.650%), 09/25/2032 (b)	12,879	12,905
Pool 508298, 3.60%, (Prime Rate-2.650%), 01/25/2033 (b)	164,202	164,745
Pool 508506, 3.63%, (Prime Rate-2.625%), 06/25/2033 (b)	104,601	104,828
Pool Schatz, 4.15%, 10/04/2023 (b)	7,342	7,700
Pool 509392, 4.25%, (Prime Rate-2.000%), 07/25/2023 (b)	88,751	88,171
Pool 509409, 4.25%, (Prime Rate-2.000%), 09/25/2023 (b)	38,243	38,037
Pool 509596, 4.25%, (Prime Rate-2.000%), 11/25/2024 (b)	59,322	59,059
Pool 509670, 4.25%, (Prime Rate-2.000%), 04/25/2025 (b)	81,913	81,446
Pool 509678, 4.25%, (Prime Rate-2.000%), 05/25/2025 (b)	324,702	323,514
Pool 509748, 4.25%, (Prime Rate-2.000%), 09/25/2025 (b)	547,621	544,807
Pool 509348, 4.25%, (Prime Rate-2.000%), 02/25/2038 (b)	279,645	275,136
Pool 509350, 4.25%, (Prime Rate-2.000%), 03/25/2038 (b)	154,071	151,348
Pool 509391, 4.25%, (Prime Rate-2.000%), 06/25/2038 (b)	287,603	285,298
Pool 509417, 4.25%, (Prime Rate-2.000%), 10/25/2038 (b)	283,523	279,240
Pool 509460, 4.25%, (Prime Rate-2.000%), 01/25/2039 (b)	567,225	561,113
Pool 509541, 4.25%, (Prime Rate-2.000%), 08/25/2039 (b)	174,821	169,756
Pool 509573, 4.25%, (Prime Rate-2.000%), 09/25/2039 (b)	1,255,917	1,273,915
Pool 509575, 4.25%, (Prime Rate-2.000%), 10/25/2039 (b)	957,903	981,021
Pool 509661, 4.25%, (Prime Rate-2.000%), 03/25/2040 (b)	1,195,179	1,211,948
Pool 509688, 4.25%, (Prime Rate-2.000%), 08/25/2040 (b)	2,080,594	2,113,799
Pool 509735, 4.25%, (Prime Rate-2.000%), 09/25/2040 (b)	587,572	590,380
Pool 509760, 4.25%, (Prime Rate-2.000%), 11/25/2040 (b)	1,190,875	1,217,777
Pool 509977, 4.65%, (Prime Rate-1.600%), 03/25/2042 (b)	116,814	119,343
Pool 510004, 5.00%, (Prime Rate-1.250%), 05/25/2042 (b)	235,822	241,462
Pool 509793, 5.11%, (Prime Rate-1.144%), 01/25/2041 (b)	1,010,905	1,031,680
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	6,169	6,238
Pool 7530434005, 5.27%, 06/29/2024	5,185	5,243
Pool 510051, 5.50%, (Prime Rate-0.750%), 07/25/2042 (b)	170,068	178,432
Pool 509010, 5.58%, (Prime Rate-0.675%), 01/25/2036 (b)	40,375	40,955
Pool 522124, 6.02%, (Prime Rate-0.180%), 02/25/2040 (b)	286,957	298,977

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
Pool 510047, 6.08%, (Prime Rate-0.171%), 09/25/2042 (b)	$466,329	$497,527
Pool 509900, 6.15%, (Prime Rate-0.098%), 03/25/2042 (b)	1,184,152	1,252,453
Pool 522305, 6.45%, (Prime Rate+0.182%), 11/25/2028 (b)	168,963	173,905
Pool 509967, 6.65%, (Prime Rate+0.402%), 03/25/2032 (b)	135,893	143,385
Pool 521967, 6.80%, (Prime Rate+0.515%), 06/25/2038 (b)	357,020	375,580
Pool 522053, 6.83%, (Prime Rate+0.577%), 05/25/2026 (b)	54,420	54,814
Pool 509647, 6.86%, (Prime Rate+0.605%), 12/25/2026 (b)	56,395	57,218
Pool 522440, 6.88%, (Prime Rate+0.575%), 07/25/2029 (b)	224,726	235,215
Pool 522194, 6.95%, (Prime Rate+0.624%), 09/25/2040 (b)	110,372	119,090
Pool 521984, 6.97%, (Prime Rate+0.578%), 10/25/2038 (b)	87,929	93,246
Pool 522125, 7.02%, (Prime Rate+0.842%), 10/25/2026 (b)	27,498	27,954
Pool 522158, 7.04%, (Prime Rate+0.879%), 01/25/2027 (b)	171,856	175,838
Pool 522020, 7.05%, (Prime Rate+0.855%), 02/25/2026 (b)	27,540	27,727
Pool 522317, 7.07%, (Prime Rate+0.963%), 03/25/2029 (b)	200,684	212,678
Pool 522371, 7.08%, (Prime Rate+0.789%), 10/25/2029 (b)	64,608	67,651
Pool 521919, 7.08%, (Prime Rate+0.807%), 12/25/2037 (b)	36,460	38,350
Pool 510056, 7.08%, (Prime Rate+0.829%), 08/25/2042 (b)	120,099	132,046
Pool 522328, 7.09%, (Prime Rate+0.917%), 05/25/2029 (b)	18,607	19,715
Pool 522423, 7.11%, (Prime Rate+0.785%), 12/25/2028 (b)	260,180	271,880
Pool 521860, 7.14%, (Prime Rate+0.913%), 03/25/2037 (b)	176,248	185,327
Pool 522029, 7.15%, (Prime Rate+0.947%), 02/25/2039 (b)	13,309	14,156
Pool 521884, 7.16%, (Prime Rate+0.772%), 08/25/2037 (b)	130,628	137,464
Pool 522268, 7.21%, (Prime Rate+0.916%), 01/25/2029 (b)	442,056	456,775
Pool 521970, 7.21%, (Prime Rate+0.913%), 07/25/2038 (b)	249,790	267,356
Pool 522387, 7.26%, (Prime Rate+0.967%), 01/25/2030 (b)	121,930	128,653
Pool 522156, 7.28%, (Prime Rate+0.983%), 05/25/2040 (b)	180,752	193,613
Pool 522282, 7.40%, (Prime Rate+1.136%), 09/25/2028 (b)	76,837	79,764
Pool 522327, 7.46%, (Prime Rate+1.192%), 05/25/2029 (b)	338,684	358,336
Pool 522150, 7.57%, (Prime Rate+1.205%), 02/25/2026 (b)	8,151	8,244
		20,277,138

Small Business Administration Participation Certificates - 0.87%
Pool 2020-10D, 0.81%, 07/01/2030	3,241,008	2,898,451
Pool 2022-20B, 2.22%, 02/01/2042	9,854,352	8,899,534
Pool 2015-20C, 2.72%, 03/01/2035	30,875	28,653
Pool 2012-20A, 2.76%, 01/01/2032	11,991	11,142
Pool 2016-20L, 2.81%, 12/01/2036	240,680	222,609
Pool 2017-20F, 2.81%, 06/01/2037	5,299,747	4,901,597
Pool 2017-20C, 3.04%, 03/01/2037	3,901,840	3,684,474
Pool 2010-20K, 3.25%, 11/01/2030	5,896	5,555
Pool 2018-20E, 3.50%, 05/01/2038	3,787,986	3,589,352
Pool 2013-20I, 3.62%, 09/01/2033	343,551	332,163
Pool 2009-20J, 3.92%, 10/01/2029	1,994,333	1,931,683
Pool 2010-20E, 4.11%, 05/01/2030	57,620	55,519
Pool 2011-20B, 4.22%, 02/01/2031	287,959	277,504
Pool 2009-20D, 4.31%, 04/01/2029	328,567	323,174
Pool 2008-20C, 5.49%, 03/01/2028	3,352	3,305
Pool 2008-20E, 5.49%, 05/01/2028	9,762	9,671
		27,174,386

Small Business Investment Company Certificates - 0.42%
Pool 2016-10B, 2.05%, 09/10/2026	5,397,068	4,943,212
Pool 2013-10A, 2.35%, 03/10/2023	22,323	22,116
Pool 2015-10B, 2.83%, 09/10/2025	116,630	111,832
Pool 2022-10A, 2.94%, 03/10/2032	3,989,412	3,654,666
Pool 2014-10B, 3.02%, 09/10/2024	215,013	208,187

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2014-10A, 3.19%, 03/10/2024	$1,732,608	$1,684,671
Pool 2022-10B, 4.26%, 09/10/2032	2,500,000	2,456,911
		13,081,595

Tennessee Valley Authority - 0.38%
Pool 2021, 1.50%, 09/15/2031	15,000,000	12,026,363

USDA Loan - 0.45%
Pool Ryze, 5.25%, 06/25/2038 (a)	13,988,205	13,988,205
Pool Highland, 5.28%, 07/14/2024	249,905	253,498
		14,241,703
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,175,058,704)		1,939,619,914

CORPORATE BONDS - 14.24%
Communication Services - 0.47%
Alphabet
1.10%, 08/15/2030	18,550,000	14,755,609
Consumer Discretionary - 1.81%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,353,343
Capital Impact Partners
4.80%, 10/15/2023	5,000,000	4,951,922
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,894,150
Howard University
1.99%, 10/01/2025	1,000,000	909,707
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,420,679
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,023,465
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,334,613
Salvation Army
5.64%, 09/01/2026	2,440,000	2,465,464
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	818,512
0.92%, 02/01/2024	1,010,000	969,202
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	11,851,961
Walmart
1.80%, 09/22/2031	15,336,000	12,663,866
		56,656,884
Energy - 0.15%
MidAmerican Energy
3.65%, 04/15/2029	4,860,000	4,581,251
Financials - 10.60%
American Express
4.05%, 05/03/2029	10,748,000	10,254,588
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,266,977
Bank of America Corp.
0.98%, U.S. SOFR + 0.910%, 09/25/2025 (b)	33,381,000	30,577,964
1.53%, U.S. SOFR + 0.650%, 12/06/2025 (b)	52,507,000	48,226,324
2.46%, ICE LIBOR USD 3 Month + 0.870%, 10/22/2025 (b)	17,767,000	16,717,132

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
6.20%, U.S. SOFR + 1.990%, 11/10/2028 (b)	$25,046,000	$25,905,453
Century Housing Corp.
0.30%, 02/15/2023	10,000,000	9,888,695
4.50%, 09/15/2023	5,000,000	4,976,590
Citigroup Global Markets Holdings
6.00%, 10/20/2027	5,000,000	5,040,567
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	12,194,488
Goldman Sachs Group
4.39%, U.S. SOFR + 1.510%, 06/15/2027 (b)	14,000,000	13,510,060
JPMorgan Chase
0.56%, U.S. SOFR + 0.420%, 02/16/2025 (b)	43,986,000	41,274,724
0.65%, TSFR3M + 0.600%, 09/16/2024 (b)	18,618,000	17,887,731
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (c)	16,323,000	14,755,559
4.40%, 06/30/2027 (c)	14,695,000	14,355,678
PNC Financial Services Group
1.15%, 08/13/2026	18,857,000	16,553,409
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,698,727
Prudential Financial
1.50%, 03/10/2026	13,838,000	12,528,021
Reinvestment Fund
3.48%, 02/15/2023	2,475,000	2,455,379
3.70%, 02/15/2025	150,000	144,714
State Street Corp.
5.75%, U.S. SOFR + 1.353%, 11/04/2026 (b)	1,625,000	1,659,606
Truist Financial Corp.
1.27%, U.S. SOFR + 0.609%, 03/02/2027 (b)	12,215,000	10,834,621
		331,707,007
Government-Related - 0.09%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,909,897

Information Technology - 0.79%
Apple
3.00%, 06/20/2027	4,647,000	4,438,129
salesforce.com
1.50%, 07/15/2028	23,297,000	20,087,751
		24,525,880
Real Estate - 0.33%
ERP Operating
4.15%, 12/01/2028	1,000,000	943,298
Prologis
1.25%, 10/15/2030	5,716,000	4,376,507
4.63%, 01/15/2033	5,172,000	5,059,994
		10,379,799

TOTAL CORPORATE BONDS (Cost $482,211,795)		445,516,327

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value

MUNICIPAL BONDS - 11.53%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 01/05/2023 @ 100
3.075%, 11/01/2023	$85,000	$83,756

California - 1.94%
Alameda County, RB
3.460%, 08/01/2027	685,000	654,633
3.410%, 08/01/2026	1,250,000	1,204,866
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,535,448
Alameda County, GO
3.649%, 08/01/2030	325,000	305,925
California State Health Facilities Financing Authority, RB
3.478%, 06/01/2029	2,500,000	2,282,602
3.378%, 06/01/2028	1,915,000	1,767,667
2.534%, 06/01/2028	1,050,000	927,073
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	718,753
1.970%, 06/01/2023	570,000	561,912
1.168%, 06/01/2026	1,660,000	1,464,673
0.952%, 06/01/2025	3,215,000	2,926,457
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,092,593
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	1,460,000	1,416,972
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,590,000	2,502,953
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,007,192
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	521,263
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	550,029
3.500%, 09/01/2027	250,000	234,976
Los Angeles Unified School District, GO
4.500%, 01/01/2023	2,970,000	2,969,242
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	2,866,829
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	794,373
1.830%, 01/15/2027	1,000,000	895,109
1.630%, 01/15/2025	780,000	728,876
1.550%, 01/15/2023	615,000	612,614

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
San Diego Unified School District, GO
1.599%, 07/01/2028	$1,250,000	$1,070,385
1.429%, 07/01/2027	990,000	868,745
1.201%, 07/01/2026	345,000	309,087
0.951%, 07/01/2025	400,000	366,608
0.656%, 07/01/2024	400,000	376,096
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	328,980
1.705%, 06/15/2029	410,000	342,724
1.555%, 06/15/2028	250,000	212,381
1.324%, 06/15/2027	450,000	387,863
1.104%, 06/15/2026	245,000	216,525
0.766%, 06/15/2025	90,000	81,891
San Francisco City & County, Ser A, GO
0.728%, 06/15/2025	800,000	720,083
0.396%, 06/15/2024	3,095,000	2,878,347
0.193%, 06/15/2023	2,865,000	2,789,930
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,460,883
San Francisco City & County Redevelopment Agency Successor Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,794,723
San Francisco City & County Redevelopment Agency Successor Agency, TA
2.071%, 08/01/2027	4,125,000	3,577,904
1.561%, 08/01/2025	4,135,000	3,790,276
1.286%, 08/01/2024	790,000	741,943
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	553,821
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	902,855
		60,315,080

Colorado - 0.31%
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	139,476
2.125%, 05/01/2025	175,000	164,063
1.878%, 05/01/2023	115,000	113,453
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	203,802	180,887
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,271,120
5.017%, 05/01/2027	2,475,000	2,509,519
4.967%, 11/01/2026	1,285,000	1,301,771
4.917%, 05/01/2026	1,200,000	1,214,365
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	53,688
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	120,992	110,413
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,121,459	1,802,153

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	$870,000	$813,316
		9,674,224

Delaware - 0.11%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	3,760,575	3,474,457

District of Columbia - 0.10%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,265,017	2,135,216
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	846,917	792,133
		2,927,349

Florida - 0.15%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	2,403,346	2,217,193
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,481,137	1,362,983
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	589,373	541,156
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	521,228	492,417
		4,613,749

Georgia - 0.09%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	72,104
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	382,420
Metropolitan Atlanta Rapid Transit Authority, Ser D, RB
1.315%, 07/01/2025	1,980,000	1,818,933
1.111%, 07/01/2024	720,000	679,820
		2,953,277

Illinois - 0.26%
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	344,864
1.451%, 04/01/2027	540,000	469,712
1.118%, 10/01/2026	215,000	187,610
1.068%, 04/01/2026	470,000	416,883
0.968%, 10/01/2025	1,020,000	918,629
0.868%, 04/01/2025	495,000	453,036
0.501%, 10/01/2024	585,000	542,236
0.451%, 04/01/2024	950,000	898,972

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal Amount	Value
0.353%, 10/01/2023	$880,000	$849,827
0.303%, 04/01/2023	430,000	424,039
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,003,899	851,508
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	942,772	791,801
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	770,000	754,955
		7,904,072

Indiana - 0.06%
Indiana Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,118,703
4.300%, 01/01/2028	565,000	556,282
		1,674,985

Iowa - 0.08%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	654,003
2.050%, 06/01/2024	845,000	815,764
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	222,740
2.050%, 06/01/2024	575,000	555,106
		2,247,613

Kentucky - 0.17%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	229,387
1.150%, 01/01/2025	175,000	162,407
0.950%, 07/01/2024	250,000	235,010
0.800%, 01/01/2024	250,000	238,786
0.550%, 07/01/2023	750,000	730,750
0.450%, 01/01/2023	425,000	423,544
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	24,661
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	159,150
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	850,000	822,330
3.499%, 07/01/2031	595,000	556,087
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,245,000	1,210,941
		4,793,053

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Louisiana - 0.02%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	$803,019	$765,813

Maine - 0.13%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,179,459
1.763%, 11/15/2026	1,000,000	897,122
		4,076,581

Maryland - 0.11%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	702,168
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	558,032
Maryland State Community Development Administration, Ser A, RB
Callable 12/21/2022 @ 100
4.000%, 09/01/2025	295,000	290,940
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	60,000	59,356
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,105,000	1,077,728
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,209,208	1,045,371
		3,733,595

Massachusetts - 0.65%
Massachusetts Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,590,892
5.172%, 06/01/2029	755,000	759,944
5.122%, 12/01/2028	1,020,000	1,026,254
5.072%, 06/01/2028	1,330,000	1,337,717
5.012%, 12/01/2027	570,000	573,237
4.962%, 06/01/2027	650,000	653,039
4.912%, 12/01/2026	550,000	553,051
4.862%, 06/01/2026	630,000	633,039
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	186,517
3.400%, 06/01/2023	180,000	178,358
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	422,723
3.300%, 06/01/2023	225,000	223,054
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	236,341
2.950%, 06/01/2025	250,000	237,775

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal Amount	Value
2.900%, 12/01/2024	$250,000	$239,478
2.800%, 06/01/2024	275,000	265,371
2.650%, 12/01/2023	250,000	243,430
2.550%, 06/01/2023	355,000	350,282
2.450%, 12/01/2022	250,000	250,000
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,194,657	2,972,794
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/27/2022 @ 100
4.711%, 12/01/2037	185,000	184,998
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,475,027
4.750%, 12/01/2045	2,870,000	2,637,706
4.550%, 12/01/2035	410,000	392,736
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	233,153
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	61,562
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	151,987
3.530%, 12/01/2029	660,000	615,778
3.450%, 06/01/2029	300,000	279,655
		19,965,898

Michigan - 0.30%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	443,662
3.527%, 04/01/2023	465,000	462,675
1.672%, 12/01/2028	1,080,000	910,546
1.670%, 12/01/2024	160,000	150,499
1.622%, 06/01/2028	1,055,000	898,227
1.620%, 06/01/2024	165,000	157,022
1.599%, 04/01/2027	250,000	220,123
1.512%, 12/01/2027	1,085,000	936,715
1.412%, 06/01/2027	605,000	526,153
1.398%, 12/01/2023	150,000	144,650
1.298%, 06/01/2023	100,000	98,164
1.241%, 10/01/2026	485,000	427,415
1.198%, 12/01/2026	490,000	429,184
1.196%, 12/01/2022	100,000	100,000
1.191%, 04/01/2026	300,000	267,471
1.118%, 06/01/2026	585,000	517,834
1.091%, 10/01/2025	485,000	437,900
1.038%, 12/01/2025	95,000	85,219
0.991%, 04/01/2025	250,000	228,599
0.958%, 06/01/2025	400,000	363,541
0.752%, 12/01/2024	450,000	415,503
0.692%, 06/01/2024	350,000	328,447
0.577%, 10/01/2024	475,000	439,590
0.496%, 12/01/2023	230,000	219,804

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
0.436%, 06/01/2023	$175,000	$171,056
0.408%, 10/01/2023	500,000	480,893
		9,860,892

Minnesota - 0.22%
Minnesota State Housing Finance Agency, Ser G, RB
4.088%, 01/01/2029	65,000	62,918
4.018%, 07/01/2028	675,000	653,736
3.918%, 01/01/2028	425,000	411,910
3.827%, 07/01/2027	410,000	397,141
3.777%, 01/01/2027	275,000	266,539
Minnesota State Housing Finance Agency, Ser E, RB
3.744%, 01/01/2029	2,210,000	2,110,652
3.644%, 01/01/2028	2,105,000	2,013,342
3.520%, 07/01/2027	60,000	57,197
3.470%, 01/01/2027	1,075,000	1,030,148
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	15,000	14,740
2.992%, 07/01/2023	10,000	9,856
2.942%, 01/01/2023	5,000	4,991
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	159,517	152,530
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	25,000	24,985
		7,210,685

Mississippi - 0.01%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	308,461	264,891

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	55,000	54,758
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	25,000	24,953
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	360,000	346,380
		426,091

New Jersey - 0.57%
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	551,853
3.550%, 05/01/2025	1,100,000	1,066,519
3.500%, 11/01/2024	535,000	521,909
3.450%, 05/01/2024	1,035,000	1,012,688
3.368%, 11/01/2025	450,000	432,866
3.350%, 05/01/2023	980,000	973,430
3.228%, 11/01/2024	360,000	348,467

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal Amount	Value
2.928%, 11/01/2023	$365,000	$357,167
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	470,199
3.900%, 05/01/2023	460,000	457,938
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.422%, 05/01/2023	2,850,000	2,831,723
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,504,421
4.200%, 11/01/2024	505,000	499,027
4.100%, 05/01/2024	485,000	478,792
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	429,449
4.625%, 11/01/2036	335,000	326,628
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	348,718
4.868%, 11/01/2047	1,300,000	1,280,873
4.698%, 11/01/2037	500,000	484,655
4.218%, 11/01/2032	1,355,000	1,329,654
3.718%, 11/01/2028	285,000	272,053
3.618%, 11/01/2027	695,000	663,537
3.568%, 11/01/2026	435,000	417,604
		18,060,170

New Mexico - 0.07%
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	357,651	340,844
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,050,000	1,962,745
		2,303,589

New York - 3.63%
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	412,443
0.462%, 05/01/2023	500,000	490,818
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,522,999
3.110%, 05/01/2023	1,525,000	1,513,361
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,237,477
3.750%, 11/01/2024	3,050,000	2,989,138
New York City Housing Development Corp., RB
2.642%, 05/01/2026	2,120,000	1,969,034
1.860%, 05/01/2028	2,110,000	1,819,396
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	1,829,431

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
New York City Housing Development Corp., Ser B, RB
2.000%, 02/01/2028	$450,000	$386,930
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	129,180
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	691,364
2.478%, 05/01/2025	745,000	705,167
2.320%, 11/01/2024	1,130,000	1,078,268
2.270%, 05/01/2024	1,260,000	1,212,804
2.120%, 05/01/2023	590,000	583,138
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	240,622
3.028%, 02/01/2025	350,000	337,939
2.954%, 08/01/2024	150,000	145,276
2.854%, 02/01/2024	150,000	146,158
2.704%, 08/01/2023	280,000	275,552
2.604%, 02/01/2023	300,000	298,938
New York City Housing Development Corp., Ser B, RB
1.677%, 11/01/2028	800,000	662,102
1.577%, 05/01/2028	500,000	417,391
1.477%, 11/01/2027	300,000	256,665
1.377%, 05/01/2027	200,000	172,556
1.123%, 11/01/2026	250,000	217,161
1.061%, 11/01/2025	2,010,000	1,808,764
1.023%, 05/01/2026	245,000	215,233
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	733,593
3.364%, 05/01/2025	535,000	519,434
3.290%, 11/01/2024	1,065,000	1,034,901
3.190%, 05/01/2024	535,000	521,592
3.178%, 05/01/2024	1,070,000	1,043,012
3.121%, 05/01/2023	4,000,000	3,969,487
3.028%, 11/01/2023	500,000	490,709
2.990%, 11/01/2023	270,000	264,892
2.978%, 05/01/2023	1,245,000	1,234,834
2.890%, 05/01/2023	450,000	446,166
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	549,208
1.874%, 11/01/2027	945,000	824,762
1.844%, 05/01/2027	1,450,000	1,277,673
1.744%, 11/01/2026	280,000	249,351
1.694%, 05/01/2026	380,000	341,751
1.448%, 11/01/2025	375,000	343,753
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	980,358
3.363%, 05/01/2023	2,150,000	2,135,787
New York City Housing Development Corp., Ser F, RB
2.368%, 05/01/2024	500,000	481,932
2.316%, 05/01/2023	1,820,000	1,800,274
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	656,423
2.183%, 02/01/2027	1,590,000	1,428,873
2.083%, 02/01/2026	660,000	604,641
1.980%, 08/01/2025	865,000	806,944
1.930%, 02/01/2025	600,000	564,755

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal Amount	Value
New York City Housing Development Corp., Ser D, RB
2.150%, 02/01/2029	$550,000	$465,565
2.100%, 08/01/2028	540,000	461,249
1.750%, 08/01/2027	775,000	676,132
1.700%, 02/01/2027	760,000	669,291
1.600%, 08/01/2026	500,000	445,439
1.550%, 02/01/2026	480,000	432,338
1.300%, 08/01/2025	310,000	284,851
1.250%, 02/01/2025	365,000	339,370
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,728,267	5,993,509
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	945,384
3.310%, 11/01/2024	1,610,000	1,565,079
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	725,582
3.278%, 05/01/2025	1,060,000	1,027,101
3.228%, 11/01/2024	725,000	703,698
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.378%, 08/01/2028	435,000	399,259
3.328%, 02/01/2028	300,000	276,241
3.278%, 08/01/2027	425,000	397,642
3.228%, 02/01/2027	400,000	375,056
3.178%, 08/01/2026	325,000	306,543
3.128%, 02/01/2026	475,000	449,517
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	464,022
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	919,477
2.768%, 11/01/2026	1,000,000	926,639
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	650,876
3.714%, 11/01/2028	395,000	369,116
3.614%, 11/01/2027	1,110,000	1,054,986
3.564%, 11/01/2026	505,000	482,125
3.514%, 05/01/2026	1,025,000	979,771
New York City Housing Development Corp., RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	332,312
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	847,427
2.511%, 08/01/2029	1,240,000	1,060,976
2.461%, 02/01/2029	2,195,000	1,891,696
2.411%, 08/01/2028	1,000,000	868,420

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	$770,000	$630,486
2.238%, 05/01/2030	770,000	634,229
2.188%, 11/01/2029	455,000	380,060
2.138%, 05/01/2029	1,220,000	1,027,561
2.098%, 11/01/2028	1,225,000	1,041,635
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	713,344
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	728,468
2.250%, 02/01/2030	865,000	717,044
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,380,906
2.003%, 05/01/2030	3,175,000	2,569,553
1.953%, 11/01/2029	1,800,000	1,476,260
1.903%, 05/01/2029	1,225,000	1,014,346
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 01/05/2023 @ 100
5.050%, 08/15/2039 (d)	1,085,000	1,085,732
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 01/05/2023 @ 100
4.900%, 08/15/2025 (d)	90,000	90,133
New York State Housing Finance Agency, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,650,191
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	1,930,446
2.575%, 04/01/2027	2,500,000	2,282,155
2.525%, 10/01/2026	970,000	893,233
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	486,922
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	520,161
1.271%, 10/01/2026	4,155,000	3,645,930
1.221%, 04/01/2026	1,215,000	1,080,911
1.141%, 10/01/2025	2,355,000	2,123,582
1.041%, 04/01/2025	1,475,000	1,347,302
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	415,491
2.080%, 10/01/2028	960,000	838,162
1.816%, 10/01/2027	565,000	499,129
1.666%, 10/01/2026	420,000	378,951
1.316%, 10/01/2025	265,000	243,113
1.136%, 10/01/2024	370,000	347,458
0.894%, 10/01/2023	120,000	116,837
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	466,768
2.080%, 10/01/2028	760,000	666,255

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal Amount	Value
1.816%, 10/01/2027	$725,000	$641,305
1.666%, 10/01/2026	920,000	832,631
1.316%, 10/01/2025	490,000	450,089
1.136%, 10/01/2024	700,000	657,354
0.894%, 10/01/2023	345,000	336,672
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	421,461
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	110,259
		113,729,624

North Carolina - 0.03%
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	820,000	797,720

Ohio - 0.18%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	225,781	216,375
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	2,456,505	2,332,310
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	3,187,828	3,084,136
		5,632,821

Oregon - 0.57%
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	445,281
1.105%, 11/01/2025	600,000	546,902
0.812%, 11/01/2024	1,055,000	987,289
0.418%, 11/01/2023	875,000	843,121
Oregon State, GO
4.037%, 05/01/2032	1,770,000	1,685,808
3.887%, 05/01/2030	700,000	666,771
3.492%, 05/01/2028	1,930,000	1,834,773
3.315%, 05/01/2027	1,000,000	954,555
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	367,891
Oregon State, Ser C, GO
0.434%, 05/01/2024	1,485,000	1,388,814
0.201%, 05/01/2023	2,925,000	2,867,038
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	184,160
Oregon State, Metropolitan, GO
1.760%, 06/01/2028	570,000	493,176
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	682,065

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
1.386%, 09/01/2027	$2,990,000	$2,597,763
1.200%, 09/01/2026	1,000,000	889,444
0.950%, 09/01/2025	600,000	547,134
		17,981,985

Pennsylvania - 0.27%
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,635,359
1.916%, 06/01/2023	475,000	467,818
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	495,250
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	130,000	131,275
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,492,478
2.150%, 10/01/2024	2,000,000	1,908,343
Redevelopment Authority of the Philadelphia, Ser A, RB
0.618%, 09/01/2023	1,260,000	1,218,571
		8,349,094

Rhode Island - 0.30%
Rhode Island Housing & Mortgage Finance Corp., RB
5.210%, 10/01/2026	970,000	988,421
5.160%, 04/01/2026	940,000	956,059
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	488,690
3.389%, 04/01/2026	505,000	484,804
3.269%, 10/01/2025	490,000	470,835
3.169%, 04/01/2025	385,000	370,938
3.128%, 10/01/2024	245,000	237,214
3.028%, 04/01/2024	200,000	194,676
2.928%, 10/01/2023	110,000	107,931
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	758,374
3.850%, 04/01/2028	665,000	630,798
3.800%, 10/01/2027	1,530,000	1,460,393
3.750%, 04/01/2027	360,000	343,644
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	87,269
1.646%, 04/01/2027	175,000	154,089
1.179%, 10/01/2025	275,000	248,927
1.129%, 04/01/2025	245,000	224,763
1.029%, 10/01/2024	150,000	139,991
0.979%, 04/01/2024	115,000	109,004
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	130,645
2.600%, 10/01/2027	145,000	132,158
2.500%, 10/01/2026	70,000	64,631
2.400%, 10/01/2025	130,000	121,827
2.200%, 10/01/2023	115,000	112,257

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	$40,000	$39,094
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	496,817
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	84,617
		9,638,866

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	360,000	348,159

Tennessee - 0.39%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	304,596
2.190%, 01/01/2029	1,345,000	1,177,896
2.120%, 07/01/2028	300,000	264,863
1.961%, 07/01/2027	750,000	669,180
1.911%, 01/01/2027	300,000	269,615
1.861%, 07/01/2026	530,000	481,699
1.811%, 01/01/2026	500,000	458,372
1.720%, 07/01/2025	550,000	509,854
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,065,000	1,805,455
2.308%, 01/01/2029	1,015,000	892,715
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	25,000	24,895
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,189,948
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,025,000	1,934,333
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,320,000	1,143,110
2.408%, 01/01/2030	1,290,000	1,121,947
		12,248,478

Texas - 0.09%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	779,326
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	464,951

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	$1,415,000	$1,383,732
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	5,000	4,781
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	273,036	259,049
		2,891,839

Utah - 0.13%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	268,457
2.850%, 01/01/2029	335,000	315,327
2.800%, 07/01/2028	305,000	292,021
2.750%, 01/01/2028	340,000	325,342
2.700%, 07/01/2027	600,000	573,864
2.650%, 01/01/2027	460,000	439,673
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	315,000	292,648
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	510,000	477,342
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,265,000	1,217,071
		4,201,745

Virginia - 0.42%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	497,861
Virginia State Housing Development Authority, Ser A, RB
3.125%, 11/25/2039	524,559	498,189
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	383,871
1.319%, 06/01/2027	500,000	433,895
0.985%, 06/01/2026	1,230,000	1,090,877
0.835%, 06/01/2025	625,000	568,991
0.489%, 06/01/2024	1,320,000	1,235,796
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	635,734
1.437%, 11/01/2026	400,000	356,505
1.237%, 11/01/2025	350,000	318,396
0.897%, 11/01/2024	585,000	545,205
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	79,549	73,234
3.100%, 06/25/2041	2,981,683	2,901,126
2.950%, 10/25/2049	1,147,359	1,023,520

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

	Principal Amount	Value
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	$166,331	$158,620
Virginia State Housing Development Authority, Ser D, RB
Callable 12/27/2022 @ 100
3.568%, 10/01/2026	2,000,000	1,944,519
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	479,989
		13,146,328

Washington - 0.13%
King County Housing Authority, Ser C, RB
1.690%, 12/01/2028	265,000	224,956
1.400%, 12/01/2026	310,000	275,458
King County Housing Authority, RB
Callable 01/20/2023 @ 100
6.375%, 12/31/2046	3,490,000	3,525,331
		4,025,745

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	615,000	592,412
TOTAL MUNICIPAL BONDS (Cost $389,074,031)		360,914,636

ASSET-BACKED SECURITIES - 4.72%
Automotive - 0.17%
Tesla Auto Lease Trust
0.36%, 09/22/2025 (c)	1,283,959	1,254,003
0.60%, 09/22/2025 (c)	1,947,000	1,825,176
0.68%, 12/20/2023 (c)	2,222,701	2,213,629
		5,292,808
Other Asset-Backed Securities - 4.55%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	3,915,230	3,553,291
FREED Trust
0.94%, 03/19/2029 (c)	572,651	569,299
3.03%, 05/18/2029 (c)	3,504,981	3,469,456
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (c)	6,224,964	4,810,485
2.10%, 05/20/2048 (c)	7,731,811	5,532,820
2.70%, 01/20/2049 (c)	2,206,849	1,699,584
Loanpal Solar Loan
2.22%, 03/20/2048 (c)	3,613,211	2,664,133
2.29%, 01/20/2048 (c)	7,870,378	5,923,635
2.47%, 12/20/2047 (c)	2,250,767	1,812,902
Mill City Solar Loan
3.69%, 07/20/2043 (c)	1,903,046	1,746,904
4.34%, 03/20/2043 (c)	6,419,968	6,034,203
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (c)	4,036,504	3,377,904
1.44%, 06/20/2052 (c)	7,048,048	5,760,895
1.51%, 12/20/2046 (c)	5,410,901	4,267,604
1.64%, 04/22/2047 (c)	9,311,585	7,714,672

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
2.10%, 04/20/2046 (c)	$2,697,576	$2,348,522
2.64%, 01/20/2053 (c)	4,797,667	3,979,918
3.82%, 06/22/2043 (c)	3,624,360	3,363,208
4.01%, 06/22/2043 (c)	2,433,334	2,249,368
4.20%, 02/22/2044 (c)	9,123,541	8,279,314
4.45%, 06/20/2042 (c)	713,409	682,846
Oportun Funding
3.25%, 06/15/2029 (c)	9,295,041	9,076,067
Oportun Funding XIV
1.21%, 03/08/2028 (c)	13,900,000	12,746,194
Oportun Issuance Trust
1.47%, 05/08/2031 (c)	4,593,000	3,994,263
2.18%, 10/08/2031 (c)	10,000,000	8,886,318
Sunnova Helios II
1.62%, 07/20/2048 (c)	22,695,634	17,310,981
Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,637,161	2,252,471
Sunnova Helios V
1.80%, 02/20/2048 (c)	2,390,177	1,951,093
Sunnova Helios VIII
2.79%, 02/22/2049 (c)	7,580,550	6,513,114
		142,571,464
TOTAL ASSET-BACKED SECURITIES (Cost $174,178,590)		147,864,272

U.S. TREASURY OBLIGATIONS - 4.56%
U.S. Treasury Notes
2.63%, 07/31/2029	7,000,000	6,530,781
2.75%, 08/15/2032	32,000,000	29,640,000
3.13%, 08/31/2027	23,582,000	22,861,643
3.13%, 11/15/2028	20,000,000	19,255,469
3.13%, 08/31/2029	28,000,000	26,933,594
3.88%, 09/30/2029	21,000,000	21,144,375
4.13%, 09/30/2027	16,000,000	16,195,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,735,529)		142,560,862
BANK DEPOSIT PROGRAM - 2.38%
TriState Capital
4.03%, 11/01/2023	74,357,980	74,357,921
TOTAL BANK DEPOSIT PROGRAM (Cost $74,357,921)		74,357,921

NON-AGENCY CMBS - 0.44%
BX Commercial Mortgage Trust
4.78%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	13,903,893

TOTAL NON-AGENCY CMBS (Cost $14,509,481)		13,903,893

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

	Shares	Value
SHORT-TERM INVESTMENT - 1.60%
Money Market Fund - 1.60%
First American Government Obligations Fund, Class X, 3.67%, (f)	$49,967,563	$49,967,563

TOTAL SHORT-TERM INVESTMENT (Cost $49,967,563)		49,967,563

Total Investments (Cost $3,501,093,614) - 101.45%		$3,174,705,388
Liabilities in Excess of Other Assets, Net - (1.45)%		(45,480,683)
NET ASSETS - 100.00%		$3,129,224,705

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2022, these securities amounted to $214,925,851, which represents 6.87% of total net assets.

(d)	Security is subject to Alternative Minimum Tax.
(e)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitment totaled $1,001,013.
(f)	The rate shown is the 7-day effective yield as of November 30, 2022.

AMT — Alternative Minimum Tax
Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Finance Rate
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
TSFR1M — Term Secured Overnight Finance Rate 1-Month
TSFR3M — Term Secured Overnight Finance Rate 3-Month
USD — United States Dollar
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2022:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,917,212,105	$22,407,809		$1,939,619,914
Corporate Bonds	—	445,516,327	—		445,516,327
Municipal Bonds	—	360,914,636	—		360,914,636
Asset-Backed Securities	—	147,864,272	—		147,864,272
U.S. Treasury Obligations	142,560,862	—	—		142,560,862
Bank Deposit Program	74,357,921	—	—		74,357,921
Non-Agency CMBS	—	13,903,893	—		13,903,893
Short-Term Investment	49,967,563	—	—		49,967,563
Total Investments in Securities	$266,886,346	$2,885,411,233	$22,407,809	*	$3,174,705,388

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$52,999,453
Accrued discounts/premiums	(48,929)
Realized gain/(loss)	(2,052)
Change in unrealized appreciation/(depreciation)	(112,797)
Purchases	—
Sales	(30,427,866)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2022	$22,407,809
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(167,542)

For the period ended November 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

Statement of Assets and Liabilities as of November 30, 2022

Assets:
Investments, at fair value (identified cost — $3,501,093,614)	$3,174,705,388
Receivables:
Interest	12,260,442
Capital shares sold	2,691,549
Due from Chief Compliance Officer fees	6,910
Prepaid expenses	256,932
Total Assets	$3,189,921,221
Liabilities:
Payables:
Investment securities purchased	$46,601,490
Due to Custodian	7,048,529
Capital shares redeemed	2,743,660
Distributions to Shareholders	2,345,932
Investment advisory fees	763,989
Distribution fees	259,540
Shareholder servicing fees	205,732
Administration fees	127,344
Trustees' fees	40,373
Other accrued expenses	559,927
Total Liabilities	$60,696,516
Net Assets:	$3,129,224,705
Net Assets consist of:
Paid-in capital	$3,586,013,855
Total distributable loss	(456,789,150)
Net Assets	$3,129,224,705
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 132,511,709 shares outstanding)	$1,243,380,452
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 196,513,950 shares outstanding)	$1,841,344,251
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,750,366 shares outstanding)	$44,500,002
Net Asset Value, offering and redemption price per share — CRA Shares	$9.38
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.37
Net Asset Value, offering and redemption price per share — Retail Shares	$9.37

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

Statement of Operations for the six-month period ended November 30, 2022

Investment Income:
Interest	$39,716,913
Dividends	451,854
Total investment income	40,168,767
Expenses:
Investment advisory fees	4,778,297
Distribution fees — CRA Shares	1,583,403
Distribution fees — Retail Shares	59,362
Special administrative services fees — CRA Shares	1,266,736
Accounting and administration fees	792,525
Trustees' fees	241,715
Chief Compliance Officer fees	100,646
Shareholder servicing fees — Retail Shares	23,745
Professional fees	339,463
Custodian fees	158,185
Transfer agent fees	145,445
Insurance expense	121,840
Printing fees	54,659
Registration and filing expenses	52,388
Other	174,200
Total expenses	9,892,609
Net investment income	30,276,158
Realized gain (loss) on:
Investments	(25,577,276)
Net realized loss	(25,577,276)
Net change in unrealized appreciation (depreciation) on:
Investments	(122,272,368)
Net change in unrealized appreciation/(depreciation)	(122,272,368)
Net realized and unrealized loss on investments	(147,849,644)
Net decrease in net assets resulting from operations:	$(117,573,486)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2022 (Unaudited)	For the Fiscal Year Ended May 31, 2022
Operations:
Net investment income	$30,276,158	$36,226,742
Net realized loss	(25,577,276)	(26,494,614)
Net change in unrealized appreciation/(depreciation)	(122,272,368)	(248,266,746)
Net decrease in net assets resulting from operations	(117,573,486)	(238,534,618)
Distributions to Shareholders
CRA Shares	(11,011,394)	(15,823,094)
Institutional Shares	(20,597,226)	(28,399,822)
Retail Shares	(433,864)	(679,905)
Total distributions	(32,042,484)	(44,902,821)
Capital share transactions:
CRA Shares
Shares issued	25,186,340	106,871,187
Shares reinvested	3,038,203	4,302,523
Shares redeemed	(41,813,571)	(120,584,109)
	(13,589,028)	(9,410,399)
Institutional Shares
Shares issued	333,883,102	898,490,353
Shares reinvested	16,450,611	22,998,923
Shares redeemed	(313,226,610)	(397,938,062)
	37,107,103	523,551,214
Retail Shares
Shares issued	4,418,316	21,898,521
Shares reinvested	416,030	652,473
Shares redeemed	(7,971,067)	(29,335,368)
	(3,136,721)	(6,784,374)
Increase in net assets from capital share transactions	20,381,354	507,356,441
Increase (decrease) in net assets	(129,234,616)	223,919,002
Net Assets:
Beginning of period/year	3,258,459,321	3,034,540,319
End of period/year	$3,129,224,705	$3,258,459,321

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	For the Six-Month Period Ended November 30, 2022 (Unaudited)	For the Fiscal Year Ended May 31, 2022
Share Transactions:
CRA Shares
Shares issued	2,690,138	10,075,272
Shares reinvested	320,183	415,022
Shares redeemed	(4,297,967)	(11,672,840)
Decrease in shares	(1,287,646)	(1,182,546)
CRA Shares outstanding at beginning of period/year	133,799,355	134,981,901
CRA Shares at end of period/ year	132,511,709	133,799,355
Institutional Shares
Shares issued	35,090,610	86,206,544
Shares reinvested	1,734,536	2,224,042
Shares redeemed	(33,084,770)	(38,729,206)
Increase in shares	3,740,376	49,701,380
Institutional Shares outstanding at beginning of period/year	192,773,574	143,072,194
Institutional Shares at end of period/year	196,513,950	192,773,574
Retail Shares
Shares issued	463,748	2,098,213
Shares reinvested	43,875	62,856
Shares redeemed	(842,286)	(2,804,272)
Decrease in shares	(334,663)	(643,203)
Retail Shares outstanding at beginning of period/year	5,085,029	5,728,232
Retail Shares at end of period/year	4,750,366	5,085,029

The accompanying notes are an integral part of the financial statements.

(Unaudited)	55

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	CRA Shares
	For the Six-Month Period Ended November 30, 2022 (Unaudited)		For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Period/Year	$9.83		$10.70	$10.86	$10.54	$10.33	$10.64
Investment Operations: Net investment income(a)	0.08		0.09	0.13	0.21	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.45)		(0.84)	(0.12)	0.34	0.22	(0.29)
Total from investment operations	(0.37)		(0.75)	0.01	0.55	0.45	(0.08)
Distributions from:
Net investment income	(0.08)		(0.12)	(0.17)	(0.23)	(0.24)	(0.23)
Total distributions	(0.08)		(0.12)	(0.17)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Period/Year	$9.38		$9.83	$10.70	$10.86	$10.54	$10.33
Total return(b)	(3.74)%		(7.10)%	(0.01)%	5.31%	4.48%	(0.75)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,243,381		$1,315,646	$1,444,440	$1,394,477	$1,317,639	$1,406,055
Ratio of expenses to average net assets	0.89	%(c)	0.88%	0.90%	0.91%	0.92%	0.91%
Ratio of net investment income to average net assets	1.63	%(c)	0.85%	1.17%	1.92%	2.20%	1.97%
Portfolio turnover rate	23	%(d)	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2022 (Unaudited)		For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Period/Year	$9.82		$10.69	$10.85	$10.53	$10.31	$10.63
Investment Operations: Net investment income(a)	0.10		0.14	0.17	0.25	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.45)		(0.85)	(0.11)	0.35	0.24	(0.29)
Total from investment operations	(0.35)		(0.71)	0.06	0.60	0.51	(0.04)
Distributions from:
Net investment income	(0.10)		(0.16)	(0.22)	(0.28)	(0.29)	(0.28)
Total distributions	(0.10)		(0.16)	(0.22)	(0.28)	(0.29)	(0.28)
Net Asset Value, End of Period/Year	$9.37		$9.82	$10.69	$10.85	$10.53	$10.31
Total return(b)	(3.52)%		(6.69)%	0.45%	5.79%	5.06%	(0.40)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,841,344		$1,892,894	$1,528,900	$1,036,183	$735,778	$515,163
Ratio of expenses to average net assets	0.44	%(c)	0.43%	0.45%	0.46%	0.48%	0.46%
Ratio of net investment income to average net assets	2.09	%(c)	1.31%	1.60%	2.36%	2.65%	2.43%
Portfolio turnover rate	23	%(d)	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	57

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Retail Shares
	For the Six-Month Period Ended November 30, 2022 (Unaudited)		For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018
Net Asset Value, Beginning of Period/Year	$9.82		$10.68	$10.85	$10.52	$10.31	$10.63
Investment Operations: Net investment income(a)	0.08		0.10	0.14	0.22	0.24	0.22
Net realized and unrealized gain (loss) on investments	(0.44)		(0.83)	(0.13)	0.35	0.22	(0.30)
Total from investment operations	(0.36)		(0.73)	0.01	0.57	0.46	(0.08)
Distributions from:
Net investment income	(0.09)		(0.13)	(0.18)	(0.24)	(0.25)	(0.24)
Total distributions	(0.09)		(0.13)	(0.18)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Period/Year	$9.37		$9.82	$10.68	$10.85	$10.52	$10.31
Total return(b)	(3.69)%		(6.93)%	0.00%	5.52%	4.59%	(0.75)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$44,500		$49,919	$61,200	$53,411	$48,572	$57,358
Ratio of expenses to average net assets	0.79	%(c)	0.78%	0.80%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	1.73	%(c)	0.95%	1.27%	2.02%	2.30%	2.07%
Portfolio turnover rate	23	%(d)	55%	49%	30%	23%	36%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Notes to Financial Statements November 30, 2022

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Community Impact Bond Fund (the "Fund"). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them

(Unaudited)	59

questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the advisor, as valuation designee, using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At November 30, 2022, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $22,407,809.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

60	The CCM Community Impact Bond Fund

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$8,419,604	Matrix Pricing	Structure	3 out of lockout with average remaining maturity term 0.54 Years. The remaining FHA Security has a Lockout Term remaining of 2.08 Years.
			Average Life Years	0.20 - 2.95 (0.99) Years
			Spread to Benchmark	N+255 - N+417 (N+324)
U.S. Government & Agency Obligations - United States Department of Agriculture	13,988,205	Market Approach (USDA Guaranteed)	Structure	Variable Coupon (Prime + 1.75)
			Fixed Dollar Price	$100.00
			Average Life Years	6.05 Years

(Unaudited)	61

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to

62	The CCM Community Impact Bond Fund

review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(Unaudited)	63

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-months ended November 30, 2022 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,690,138	$25,186,340
Shares reinvested	320,183	3,038,203
Shares redeemed	(4,297,967)	(41,813,571)
Net Decrease	(1,287,646)	$(13,589,028)
Institutional Shares
Shares issued	35,090,610	$333,883,102
Shares reinvested	1,734,536	16,450,611
Shares redeemed	(33,084,770)	(313,226,610)
Net Increase	3,740,376	$37,107,103
Retail Shares
Shares issued	463,748	$4,418,316
Shares reinvested	43,875	416,030
Shares redeemed	(842,286)	(7,971,067)
Net Decrease	(334,663)	$(3,136,721)

Transactions in shares of the Fund for the fiscal year ended May 31, 2022 were as follows:

	Shares	Amount
CRA Shares
Shares issued	10,075,272	$106,871,187
Shares reinvested	415,022	4,302,523
Shares redeemed	(11,672,840)	(120,584,109)
Net Decrease	(1,182,546)	$(9,410,399)
Institutional Shares
Shares issued	86,206,544	$898,490,353
Shares reinvested	2,224,042	22,998,923
Shares redeemed	(38,729,206)	(397,938,062)
Net Increase	49,701,380	$523,551,214
Retail Shares
Shares issued	2,098,213	$21,898,521
Shares reinvested	62,856	652,473
Shares redeemed	(2,804,272)	(29,335,368)

64	The CCM Community Impact Bond Fund

	Shares	Amount
Net Decrease	(643,203)	$(6,784,374)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-months ended November 30, 2022, were as follows:

Purchases:
U.S. Government	$673,299,046
Other	92,435,439
Sales and Maturities:
U.S. Government	$553,701,868
Other	160,144,867

At November 30, 2022, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,501,093,614
Gross unrealized appreciation	4,733,632
Gross unrealized depreciation	(331,121,858)
Net depreciation on investments	$(326,388,226)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-months ended November 30, 2022, the Fund paid $4,778,297 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-months ended November 30, 2022, the Advisor was entitled to receive fees of $1,266,736 pursuant to the Special Administrative Services Agreement.

(Unaudited)	65

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-months ended November 30, 2022, the Fund incurred distribution expenses of $1,583,403 and $59,362 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2023. For the six-months ended November 30, 2022, the Fund incurred expenses under the Services Plan of $23,745.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2023 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the six-months ended November 30, 2022. As of November 30, 2022, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

66	The CCM Community Impact Bond Fund

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2022	Fiscal Year Ended May 31, 2021
Distributions declared from:
Ordinary income	$(44,902,821)	$(46,983,758)
Total Distributions	$(44,902,821)	$(46,983,758)

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,824,281
Capital loss carryforwards	(72,184,849)
Post-October losses	(28,280,197)
Other temporary differences	(2,824,287)
Unrealized depreciation, net	(206,708,128)
Accumulated losses, net	$(307,173,180)

As of May 31, 2022, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$13,856,621	$58,328,228	$72,184,849

Post October losses represent losses realized on investment transactions from November 1, 2021 through May 31, 2022 that, in accordance with

(Unaudited)	67

Federal income tax regulations, the Fund elected to defer $21,100,757 short-term and $7,179,440 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be

68	The CCM Community Impact Bond Fund

CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s share price. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund’s investment advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including

(Unaudited)	69

operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest its assets in bonds that fall under the definition of one or more of its impact themes. The Fund’s results may be lower than other funds that do not seek to invest in bonds that may be considered community, sustainable and impactful investments. Successful application of the Fund’s impact investing strategy will depend on its portfolio managers’ ability to identify and analyze a bond’s use of proceeds, and there can be no assurance that that the strategy or techniques employed will be successful. Further, investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (NAV) and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject

70	The CCM Community Impact Bond Fund

to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On May 5, 2022, the federal bank supervisory agencies issued a notice of proposed rulemaking which would substantially revise the CRA regulations if adopted. The comment period for the proposed rule closed on August 5, 2022. The timeline for any resulting final rule or other regulatory action is uncertain, but CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes to CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for CRA-qualified securities may result in reduced yields or returns to the Fund.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (ESG) investing practices. Among other things, the proposed requirements would mandate that funds meeting one of three pre-defined classifications (i.e.,integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosures related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rule is adopted. The regulatory landscape with respect to ESG investing in the United States and abroad is evolving and any future rules or regulations may require the Fund to change its ESG investment process.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

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Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

72	The CCM Community Impact Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM November 30, 2022

The Trust has implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund.

In accordance with the requirements of Rule 22e-4, the program administrator conducted an annual review of the LRM Program and, in July 2022, provided the Board of Trustees of the Trust (the “Board”) with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period from June 1, 2021 through June 30, 2022 (the "Report"). As part of the Report, the program administrator reported to the Board as to the following, among other things:

●	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of its shareholders;

●	there were no material changes to the LRM Program during the year;

●	the Fund’s strategy continued to be effective for an open-end mutual fund;

●	the implementation of the LRM Program was effective to manage the Fund’s liquidity risk; and

●	the LRM Program operated adequately during the period.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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November 30, 2022

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

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Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Plantation, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
President and Principal Executive Officer

Date: February 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President and Principal Executive Officer

Date: February 7, 2023

By (Signature and Title)*	/s/ James H. Malone
James H. Malone
Treasurer and Principal Financial Officer

Date: February 7, 2023

*	Print the name and title of each signing officer under his or her signature.